UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04025

AMERICAN CENTURY MUNICIPAL TRUST
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	05-31

Date of reporting period:	2-28-2009

ITEM 1.  SCHEDULE OF INVESTMENTS.

American Century Investments®

Quarterly Portfolio Holdings

Tax-Free Money Market Fund

February 28, 2009

Tax-Free Money Market – Schedule of Investments

FEBRUARY 28, 2009 (UNAUDITED)
Principal Amount                                                                                                                                                                        Value

MUNICIPAL SECURITIES — 97.6%
ARIZONA — 5.8%
$10,180,000	Greater Arizona Development Auth. Infrastructure Rev., Series 2007-2056, VRDN, 0.75%, 3/5/09 (BHAC-CR/MBIA) (LIQ FAC: JPMorgan Chase Bank)	$ 10,180,000
6,750,000	Maricopa County Industrial Development Auth. Rev., (Michael Pylman Dairies), VRDN, 1.07%, 3/5/09 (LOC: LaSalle Bank N.A.)	6,750,000
1,325,000	Tucson Industrial Development Auth. Rev., (Entrada Apartments), VRDN, 0.62%, 3/5/09 (FNMA) (LIQ FAC: FNMA)	1,325,000
		18,255,000
CALIFORNIA — 3.2%
4,300,000	Alameda County Industrial Development Auth. Rev., (BAT Properties LLC), VRDN, 0.97%, 3/5/09 (LOC: Bank of the West)	4,300,000
883,364	California Economic Development Financing Auth. Rev., (Wesflex Pipe Manufacturing), VRDN, 1.35%, 3/5/09 (LOC: Wells Fargo Bank N.A.)	883,364
3,665,000	California Enterprise Development Auth. Rev., Series 2008 A, (Pocino Foods Co.), VRDN, 0.92%, 3/5/09 (LOC: City National Bank and FHLB)	3,665,000
1,335,000	California Infrastructure & Economic Development Bank Rev., Series 2008 A, (iWorks, Inc.), VRDN, 1.01%, 3/5/09 (LOC: City National Bank)	1,335,000
		10,183,364
COLORADO — 8.9%
1,010,000	Adams & Arapahoe Counties Joint School District No. 28J GO, 4.00%, 12/1/09 (State Aid Withholding)	1,026,889
2,745,000	Avon Industrial Development Rev., (Kroger Co.), VRDN, 0.67%, 3/5/09 (LOC: U.S. Bank N.A.)	2,745,000
5,250,000	Colorado Educational & Cultural Facilities Auth. Rev., (Capital Christian School), VRDN, 0.72%, 3/5/09 (LOC: Stockmans Bank and Union Bank of California N.A.)	5,250,000
1,100,000	Colorado Educational & Cultural Facilities Auth. Rev., Series 2003 A1, (National Jewish Federation Bond Program), VRDN, 0.65%, 3/2/09 (LOC: Bank of America N.A.)	1,100,000
5,800,000	Colorado Housing & Finance Auth. Rev., (Kroger Co.), VRDN, 0.67%, 3/5/09 (LOC: U.S. Bank N.A.)	5,800,000
7,515,000	Colorado Springs School District No. 11 Facilities Corp. COP, VRDN, 1.75%, 3/5/09 (FSA) (SBBPA: JPMorgan Chase Bank)	7,515,000
1,500,000	Hotchkiss Industrial Development Rev., (Kroger Co.), VRDN, 0.67%, 3/5/09 (LOC: U.S. Bank N.A.)	1,500,000
2,900,000	Thornton Industrial Development Rev., (Kroger Co.), VRDN, 0.67%, 3/5/09 (LOC: U.S. Bank N.A.)	2,900,000
		27,836,889
FLORIDA — 3.8%
5,275,000	Ocala Utilities System Rev., Series 2008 K03, (MERLOTs), VRDN, 0.65%, 3/4/09 (BHAC-CR/FGIC) (SBBPA: Wachovia Bank N.A.)	5,275,000
6,600,000	Seminole County Industrial Development Auth. Rev., (Masters Academy), VRDN, 2.00%, 3/5/09 (LOC: Allied Irish Bank plc)	6,600,000
		11,875,000
HAWAII — 0.8%
450,000	Hawaii Pacific Health Special Purpose Rev., Series 2004 B, (Department Budget & Finance), VRDN, 0.70%, 3/4/09 (RADIAN) (LOC: Bank of Nova Scotia)	450,000
2,000,000	Hawaii Pacific Health Special Purpose Rev., Series 2004 B2, (Department Budget & Finance), VRDN, 0.70%, 3/4/09 (RADIAN) (LOC: Bank of Nova Scotia)	2,000,000
		2,450,000
IDAHO — 1.9%
6,000,000	Idaho Tax Anticipation Notes GO, 3.00%, 6/30/09	6,025,011

Tax-Free Money Market – Schedule of Investments

FEBRUARY 28, 2009 (UNAUDITED)
Principal Amount                                                                                                                                                                        Value

ILLINOIS — 2.6%
$ 1,860,000	Austin Trust Various States GO, Series 2008-3025X, VRDN, 1.02%, 3/5/09 (FSA) (LIQ FAC: Bank of America N.A.)	$ 1,860,000
2,000,000	Illinois Development Finance Auth. Rev., (Aurora Central Catholic High School), VRDN, 1.66%, 3/4/09 (LOC: Allied Irish Bank plc)	2,000,000
1,985,000	Illinois Housing Development Auth. Multi-Family Housing Rev., (Rome Meadows), VRDN, 1.05%, 3/5/09 (LOC: FHLB and First National Bank)	1,985,000
2,270,000	Illinois Sales Tax Rev., 5.00%, 6/15/09	2,289,871
		8,134,871
INDIANA — 2.3%
4,500,000	Indiana Hospital Finance Auth. Rev., (Floyd Memorial Hospital & Health Services), VRDN, 0.65%, 3/2/09 (LOC: Branch Banking & Trust)	4,500,000
2,800,000	Jasper County Industrial Development Rev., (Newberry Farms LLC), VRDN, 1.07%, 3/5/09 (LOC: Bank of the West and Farm Credit Services of America)	2,800,000
		7,300,000
IOWA — 2.6%
5,250,000	Buffalo Pollution Control Rev., Series 1991 B, (Lafarge Corp.), VRDN, 0.90%, 3/5/09 (LOC: BNP Paribas)	5,250,000
2,800,000	Orange City Industrial Development Rev., (Vogel Enterprises Ltd.), VRDN, 0.92%, 3/5/09 (LOC: U.S. Bank N.A.)	2,800,000
		8,050,000
KANSAS — 0.3%
1,000,000	Hutchinson Industrial Development Rev., (Kroger Co.), VRDN, 0.77%, 3/5/09 (LOC: U.S. Bank N.A.)	1,000,000

KENTUCKY — 1.9%
3,000,000	Kentucky Asset/Liability Commission Tax and Rev. Anticipation Notes, Series 2008 A, 3.00%, 6/25/09	3,011,429
1,000,000	Louisville & Jefferson County Visitors & Convention Commission Rev., Series 2004 B, (Kentucky International Convention), VRDN, 1.05%, 3/2/09 (FSA) (SBBPA: JPMorgan Chase Bank N.A.)	1,000,000
1,000,000	Murray Industrial Building Rev., (Kroger Co.), VRDN, 0.67%, 3/5/09 (LOC: U.S. Bank N.A.)	1,000,000
1,000,000	Winchester Industrial Building Rev., (Kroger Co.), VRDN, 0.67%, 3/5/09 (LOC: U.S. Bank N.A.)	1,000,000
		6,011,429
LOUISIANA — 0.7%
2,080,000	Louisiana Local Government Environmental Facilities & Community Development Auth. Rev., (Hollybrook Enterprises LLC), VRDN, 1.07%, 3/5/09 (LOC: First South Farm Credit and Wells Fargo Bank N.A.)	2,080,000

MAINE — 1.4%
1,450,000	Dover & Foxcroft Rev., (Pleasant River), VRDN, 1.62%, 3/5/09 (LOC: CoBANK ACB and Wells Fargo Bank N.A.)	1,450,000
2,800,000	York Rev., (Stonewall Realty LLC). VRDN, 0.97%, 3/5/09 (LOC: Citizens Bank of Rhode Island)	2,800,000
		4,250,000
MARYLAND — 1.0%
3,050,000	Baltimore Industrial Development Auth. Rev., (Baltimore Capital Acquisition), VRDN, 0.68%, 3/4/09 (LOC: Bayerische Landesbank)	3,050,000

MICHIGAN — 5.4%
3,000,000	Detroit Sewer Disposal Rev., Series 2001 C1, VRDN, 5.00%, 3/5/09 (FSA) (SBBPA: Dexia Credit Local)	3,000,000
12,000,000	Michigan Anticipation Notes GO, Series 2008 A, 3.00%, 9/30/09	12,065,373
2,000,000	Michigan GO, Series 2008 B, 3.00%, 9/30/09	2,015,541
		17,080,914

Tax-Free Money Market – Schedule of Investments

FEBRUARY 28, 2009 (UNAUDITED)
Principal Amount                                                                                                                                                                        Value

MINNESOTA — 2.3%
$ 3,825,000	Minneapolis Housing Development Rev., (One Ten Grant), VRDN, 0.78%, 3/5/09 (FNMA) (LIQ FAC: FNMA)	$ 3,825,000
3,500,000	Owatonna Housing Rev., Series 2003 A, (Second Century Housing), VRDN, 0.87%, 3/5/09 (LOC: American Bank of St. Paul and FHLB)	3,500,000
		7,325,000
MISSISSIPPI — 0.6%
1,845,000	Mississippi Business Finance Corp. Rev., Series 2004 B, VRDN, 0.79%, 3/5/09 (LOC: Wells Fargo Bank N.A.)	1,845,000

MISSOURI — 7.0%
11,000,000	Jackson County Industrial Development Auth. Rev., (Linda Hall Library), VRDN, 0.84%, 3/5/09 (LOC: Commerce Bank N.A.)	11,000,000
8,950,000	Missouri Health & Educational Facilities Auth. Rev., (Pembroke Hill School), VRDN, 0.84%, 3/5/09 (LOC: Commerce Bank N.A.)	8,950,000
1,940,000	University City Industrial Development Rev., (Winco Redevelopment Corp., Inc.), VRDN, 0.90%, 3/5/09 (LOC: Commerce Bank N.A.)	1,940,000
		21,890,000
NEVADA — 0.5%
1,700,000	Nevada Housing Division Multi-Family Housing Rev., (Golden Apartments), VRDN, 1.00%, 3/5/09 (Freddie Mac) (LIQ FAC: Freddie Mac)	1,700,000

NEW JERSEY — 0.6%
2,000,000	New Jersey Housing & Mortgage Finance Agency Rev., VRDN, 3.50%, 3/5/09 (LOC: Dexia Credit Local)	2,000,000

NEW YORK — 1.4%
3,215,000	JP Morgan Chase PUTTERs/Drivers Trust Rev., Series 2008-3127, VRDN, 0.75%, 3/5/09 (BHAC-CR/AMBAC)(1)	3,215,000
1,295,000	New York City Industrial Development Agency Civic Facility Rev., (1998 Peninsula Hospital Center), VRDN, 2.63%, 3/5/09 (LOC: JPMorgan Chase Bank)	1,295,000
		4,510,000
OREGON — 1.9%
6,000,000	Oregon GO, Series 2008 A, (Tax Anticipation Notes), 3.00%, 6/30/09	6,025,410

PENNSYLVANIA — 11.1%
2,000,000	Berks County Municipal Auth. Rev., Series 2009 A1, (Reading Hospital & Medical Center), VRDN, 0.60%, 3/5/09 (SBBPA: Royal Bank of Canada)	2,000,000
5,915,000	Bermudian Springs School District GO, VRDN, 1.25%, 3/5/09 (FSA/State Aid Withholding) (SBBPA: Royal Bank of Canada)	5,915,000
10,000,000	Lackawanna County GO, Series 2008 A, VRDN, 4.00%, 3/5/09 (FSA) (SBBPA: Dexia Credit Local)	10,000,000
5,000,000	Phoenixville Area School District GO, VRDN, 2.00%, 3/5/09 (FSA/State Aid Withholding) (SBBPA: Wachovia Bank. N.A.)	5,000,000
7,000,000	RBC Municipal Products, Inc. Trust Rev., Series 2008 C13, VRDN, 0.70%, 3/5/09 (LOC: Royal Bank of Canada) (LIQ FAC: Royal Bank of Canada)(1)	7,000,000
4,995,000	RBC Municipal Products, Inc. Trust Rev., Series 2008 E11, VRDN, 0.70%, 3/5/09 (LOC: Royal Bank of Canada) (LIQ FAC: Royal Bank of Canada)(1)	4,995,000
		34,910,000
PUERTO RICO — 1.3%
4,000,000	Puerto Rico Tax & Rev. Anticipation Notes Rev., Series 2008 A2, 3.00%, 7/30/09 (LOC: BNP Paribas)	4,022,194

TENNESSEE — 2.5%
7,880,000	Bradley County Industrial Development Board Rev., (Kroger Co.), VRDN, 0.67%, 3/5/09 (LOC: U.S. Bank N.A.)	7,880,000

Tax-Free Money Market – Schedule of Investments

FEBRUARY 28, 2009 (UNAUDITED)
Principal Amount                                                                                                                                                                        Value

TEXAS — 17.4%
$14,400,000	Brazos Harbor Industrial Development Corp. Rev., (BASF Corp.), VRDN, 3.00%, 3/4/09	$ 14,400,000
10,000,000	Crawford Education Facilities Corp. Rev., Series 2004 A, (University Parking System), VRDN, 1.20%, 3/5/09 (LOC: BNP Paribas)	10,000,000
3,000,000	Hale County Industrial Development Corp. Rev., (Struikmans), VRDN, 1.07%, 3/5/09 (LOC: Bank of the West and Farm Credit Services of America)	3,000,000
3,560,000	Hunt Memorial Hospital District Rev., VRDN, 4.00%, 3/5/09 (FSA) (SBBPA: Chase Bank of Texas N.A.)	3,560,000
5,090,000	Muleshoe Economic Development Corp. Rev., (John Lyle & Grace Ajean), VRDN, 1.02%, 3/5/09 (LOC: Wells Fargo Bank N.A.)	5,090,000
4,000,000	Port of Corpus Christi Auth. of Nueces County Solid Waste Disposal Rev., (Flint Hills Resources, LP), VRDN, 1.07%, 3/4/09	4,000,000
4,500,000	Port of Corpus Christi Auth. of Nueces County Solid Waste Disposal Rev., Series 2007 F, (Flint Hills Resources, LP), VRDN, 1.07%, 3/4/09	4,500,000
1,000,000	Tarrant County Cultural Education Facilities Finance Corp. Rev., (Baylor Health Care System), 5.00%, 11/15/09	1,022,133
9,000,000	Texas Tax & Rev. Anticipation Notes, 3.00%, 8/28/09	9,038,957
		54,611,090
VIRGINIA — 1.6%
4,900,000	Alexandria Industrial Development Auth. Rev., Series 2000 B, (Institute for Defense Analyses), VRDN, 0.67%, 3/5/09 (AMBAC) (LOC: Branch Banking & Trust)	4,900,000

WASHINGTON — 3.9%
3,175,000	King County School District No. 210 GO, 4.00%, 12/1/09 (School Bond Guarantee)	3,238,913
1,500,000	King County School District No. 414 GO, 4.00%, 12/1/09 (School Bond Guarantee)	1,524,863
1,650,000	Metropolitan Park District of Tacoma GO, 3.50%, 12/1/09	1,669,599
1,945,000	Snohomish & Island Counties School District No. 401 GO, 3.00%, 12/15/09 (School Bond Guarantee)	1,971,734
3,990,000	Washington Economic Development Finance Auth. Rev., Series 2007 E, (Mesa Dairy LLC.), VRDN, 1.07%, 3/5/09 (LOC: Citizens Business Bank and Wells Fargo Bank N.A.)	3,990,000
		12,395,109
WEST VIRGINIA — 2.9%
4,000,000	West Virginia Economic Development Auth. Rev., (Collins Hardwood Co.), VRDN, 1.07%, 3/5/09 (LOC: American AgCredit and Bank of America N.A.)	4,000,000
5,000,000	West Virginia Hospital Finance Auth. Rev., Series 2009 B, (United Health), VRDN, 0.65%, 3/5/09 (LOC: Branch Banking & Trust)	5,000,000
		9,000,000
TOTAL INVESTMENT SECURITIES — 97.6%
		306,596,281
OTHER ASSETS AND LIABILITIES — 2.4%		7,577,402
TOTAL NET ASSETS — 100.0%		$ 314,173,683

Notes to Schedule of Investments
AMBAC	-	Ambac Assurance Corporation
BHAC-CR	-	Berkshire Hathaway Assurance Corporation - Custodial Receipts
COP	-	Certificates of Participation
FGIC	-	Financial Guaranty Insurance Co.
FHLB	-	Federal Home Loan Bank
FNMA	-	Federal National Mortgage Association

Tax-Free Money Market – Schedule of Investments

FEBRUARY 28, 2009 (UNAUDITED)

FSA	-	Financial Security Assurance, Inc.
GO	-	General Obligation
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
MBIA	-	MBIA Insurance Corporation
MERLOTs	-	Municipal Exempt Receipts Liquidity Optional Tenders
PUTTERs	-	Puttable Tax-Exempt Receipts
RADIAN	-	Radian Asset Assurance, Inc.
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $15,210,000, which represented 4.8% of total net assets.

Tax-Free Money Market – Schedule of Investments

FEBRUARY 28, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities are valued at amortized cost, which approximates current market value. Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Debt securities maturing in greater than 60 days at the time of purchase are valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Trustees. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees, if such determination would materially impact a fund's net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices based on an active market;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data; or
   •     Level 3 valuation inputs consist of significant unobservable inputs such as a fund’s own assumptions.

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of February 28, 2009:
Valuation Inputs	Value of Investment Securities
Level 1 - Quoted Prices	-
Level 2 - Other Significant Observable Inputs	$306,596,281
Level 3 - Significant Unobservable Inputs	-
$306,596,281

3. Federal Tax Information

As of February 28, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$306,596,281

The cost of investment for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule.  It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes.  More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Tax-Free Bond Fund

February 28, 2009

Tax-Free Bond – Schedule of Investments

FEBRUARY 28, 2009 (UNAUDITED)
Principal Amount                                                                                                                                                                        Value

MUNICIPAL SECURITIES — 98.5%
ALABAMA — 0.5%
$ 765,000	Alabama Water Pollution Control Auth. Rev., 5.75%, 8/15/18 (Ambac)(1)	$ 797,872
810,000	East Central Industrial Development Auth. Rev., 5.25%, 9/1/13 (Ambac)(1)	811,814
645,000	Helena Utilities Board Rev., 5.75%, 4/1/12, Prerefunded at 101% of Par (MBIA)(1)(2)	732,153
790,000	Helena Utilities Board Rev., 5.75%, 4/1/12, Prerefunded at 101% of Par (MBIA)(1)(2)	896,745
840,000	Helena Utilities Board Rev., 5.75%, 4/1/12, Prerefunded at 101% of Par (MBIA)(1)(2)	953,501
1,035,000	Helena Utilities Board Rev., 5.75%, 4/1/12, Prerefunded at 101% of Par (MBIA)(1)(2)	1,174,849
		5,366,934
ALASKA — 0.1%
2,125,000	Aleutians East Borough Project Rev., (Aleutian Pribilof Islands, Inc.), 5.00%, 6/1/20 (ACA)(1)	1,183,816

ARIZONA — 6.5%
1,275,000	Arizona Health Facilities Auth. Rev., (Blood Systems, Inc.), 4.00%, 4/1/12(1)	1,270,920
1,000,000	Arizona Health Facilities Auth. Rev., (Blood Systems, Inc.), 5.00%, 4/1/21(1)	963,040
7,500,000	Arizona Health Facilities Auth. Rev., Series 2007 B, (Banner Health), VRDN, 1.77%, 4/1/09(1)	2,906,250
3,000,000	Arizona Health Facilities Auth. Rev., Series 2008 D, (Banner Health), 5.00%, 1/1/15(1)	3,103,410
1,750,000	Arizona School Facilities Board Rev., (State School Improvement), 5.50%, 7/1/11, Prerefunded at 100% of Par (1)(2)	1,919,785
1,935,000	Arizona State University COP, Series 2006 A, (University of Arizona), 5.00%, 6/1/18 (Ambac)(1)	2,140,497
1,000,000	Arizona Tourism & Sports Auth. Rev., (Baseball Training Facilities), 5.00%, 7/1/11(1)	1,002,670
1,000,000	Arizona Tourism & Sports Auth. Rev., (Baseball Training Facilities), 5.00%, 7/1/12(1)	992,500
1,880,000	Arizona Tourism & Sports Auth. Rev., (Baseball Training Facilities), 5.00%, 7/1/13(1)	1,845,746
2,000,000	Arizona Tourism & Sports Auth. Rev., Series 2003 A, (Multipurpose Stadium Facility), 5.25%, 7/1/17, Partially Prerefunded at 100% of Par (MBIA)(1)	2,192,180
1,910,000	Energy Management Services LLC Rev., (Arizona State University - Main Campus), 4.50%, 7/1/11 (MBIA)(1)	2,044,235
2,130,000	Energy Management Services LLC Rev., (Arizona State University - Main Campus), 4.50%, 7/1/12 (MBIA)(1)	2,320,891
500,000	Glendale Industrial Development Auth. Rev., Series 2001 A, (Midwestern University), 5.75%, 5/15/11, Prerefunded at 101% of Par(1)(2)	549,955
1,155,000	Maricopa County Gilbert Unified School District No. 41 GO, 5.75%, 7/1/11 (FSA)(1)	1,269,045
1,445,000	Maricopa County Phoenix Union High School District No. 210 GO, 4.75%, 7/1/11 (FSA)(1)	1,556,930
1,955,000	Maricopa County Saddle Mountain Unified School District No. 90 GO, Series 2003 A, (School Improvements), 5.00%, 7/1/10(1)	2,011,675
2,415,000	Maricopa County Saddle Mountain Unified School District No. 90 GO, Series 2003 A, (School Improvements), 5.25%, 7/1/11(1)	2,542,923
2,000,000	Maricopa County Saddle Mountain Unified School District No. 90 GO, Series 2003 A, (School Improvements), 5.25%, 7/1/12(1)	2,129,960
1,000,000	Maricopa County Scottsdale Unified School District No. 48 GO, 6.60%, 7/1/12(1)	1,158,270
1,265,000	Mohave County Community College District Rev., 5.75%, 3/1/14 (Ambac)(1)	1,305,809
2,150,000	Mohave County Community College District Rev., (State Board of Directors), 6.00%, 3/1/10, Prerefunded at 100% of Par (MBIA)(1)(2)	2,265,928

Tax-Free Bond – Schedule of Investments

FEBRUARY 28, 2009 (UNAUDITED)
Principal Amount                                                                                                                                                                        Value

$ 5,000,000	Mohave County Industrial Development Auth. Correctional Facilities Contract Rev., (Mohave Prison, LLC Expansion), 8.00%, 5/1/25(1)	$ 5,183,950
1,655,000	Mohave County Industrial Development Auth. Rev., Series 2004 A, (Mohave Prison), 5.00%, 4/1/14 (XLCA)(1)(2)	1,882,281
1,815,000	Navajo County Unified School District No. 20 Rev., Series 2006 A, 5.00%, 7/1/17 (MBIA)(1)	1,991,182
1,750,000	Phoenix Arizona Civic Import Corp. Wastewater System Rev., 5.50%, 7/1/24(1)	1,879,430
1,000,000	Phoenix Civic Improvement Corp. Waste System Rev., (Junior Lien), 6.25%, 7/1/10, Prerefunded at 101% of Par (FGIC)(1)(2)	1,080,000
1,000,000	Phoenix Civic Improvement Corp. Water System Rev., (Junior Lien), 5.50%, 7/1/19 (MBIA/FGIC)(1)	1,080,600
1,000,000	Phoenix Civic Improvement Corp. Water System Rev., Series 2008 A, (Senior Lien), 5.00%, 7/1/38(1)	958,390
1,070,000	Phoenix GO, Series 1995 A, 6.25%, 7/1/17(1)	1,332,129
1,750,000	Phoenix Industrial Development Auth. Government Office Lease Rev., (Capitol Mall LLC), 5.00%, 9/15/26 (Ambac)(1)	1,753,832
1,200,000	Pima County Indian Oasis-Baboquivari Rev. Unified School District No. 40, Series 2002 A, 4.60%, 7/1/13 (MBIA)(1)	1,269,444
1,710,000	Pima County Metropolitan Domestic Water Improvement District Rev., 5.25%, 7/1/18 (Ambac)(1)	1,898,442
1,800,000	Pima County Metropolitan Domestic Water Improvement District Rev., 5.25%, 7/1/19 (Ambac)(1)	1,982,574
2,600,000	Pima County Tucson Unified School District No. 1 GO, 4.625%, 7/1/13 (FSA)(1)	2,823,184
1,125,000	Pima County Unified School District No. 6 Marana GO, 5.50%, 7/1/15 (MBIA/FGIC)(1)	1,177,751
775,000	Pinal County Apache Junction Unified School District No. 43 GO, Series 2006 B, (School Improvement), 5.00%, 7/1/16, Prerefunded at 100% of Par (FGIC)(1)(2)	903,952
820,000	Pinal County COP, 4.75%, 6/1/13 (Ambac)(1)	857,179
3,970,000	Pinal County COP, 5.00%, 12/1/25(1)	3,606,348
1,000,000	Queen Creek Improvement District No. 1 Special Tax Rev., 5.00%, 1/1/16(1)	911,130
1,600,000	Scottsdale GO, 6.25%, 7/1/09, Prerefunded at 100% of Par(1)(2)	1,631,968
1,000,000	Sedona COP, 5.75%, 7/1/09, Prerefunded at 101% of Par(1)(2)	1,028,140
3,085,000	South Tucson Municipal Property Corp. Rev., 5.50%, 6/1/11, Prerefunded at 100% of Par(1)(2)	3,351,112
1,505,000	University of Arizona COP, 5.50%, 6/1/12, Prerefunded at 100% of Par (Ambac)(1)(2)	1,687,933
		77,763,570
CALIFORNIA — 10.5%
3,445,000	ABAG Tax Allocation Rev., Series 2007 A, 5.00%, 9/1/33 (Ambac)(1)	2,597,392
6,215,000	California Department of Water Resources Power Supply Rev., Series 2005 F5, 5.00%, 5/1/22(1)	6,476,527
2,450,000	California Department of Water Resources Power Supply Rev., Series 2005 G4, 5.00%, 5/1/16(1)	2,690,173
10,000,000	California Department of Water Resources Power Supply Rev., Series 2008 H, 5.00%, 5/1/21(1)	10,567,600
3,000,000	California Department of Water Resources Rev., Series 2008 AE, (Central Valley Water System), 5.00%, 12/1/22(1)	3,219,060
2,300,000	California Health Facilities Financing Auth. Rev., Series 2008 A3, (Stanford Hospital), VRDN, 3.45%, 6/15/11(1)	2,364,308
2,125,000	California Health Facilities Financing Auth. Rev., Series 2008 C, (Providence Health & Services), 6.50%, 10/1/38(1)	2,237,136
5,725,000	California Health Facilities Financing Auth. Rev., Series 2008 I, (Catholic Healthcare West), 5.125%, 7/1/22(1)	5,630,137
2,000,000	California Statewide Communities Development Auth. Rev., Series 2001 B, (Kaiser Permanente), VRDN, 3.90%, 7/1/09(1)	1,964,140

Tax-Free Bond – Schedule of Investments

FEBRUARY 28, 2009 (UNAUDITED)
Principal Amount                                                                                                                                                                        Value

$ 1,000,000	California Statewide Communities Development Auth. Rev., Series 2002 E, (Kaiser Permanente), VRDN, 4.70%, 11/1/36(1)	$ 1,003,680
230,000	California Statewide Communities Development Auth. Water & Waste Rev., (Pooled Financing Program), 5.00%, 10/1/12 (FSA)(1)(2)	258,364
845,000	California Statewide Communities Development Auth. Water & Waste Rev., (Pooled Financing Program), 5.00%, 10/1/12 (FSA)(1)	930,168
430,000	California Statewide Communities Development Auth. Water & Waste Rev., (Pooled Financing Program), 5.25%, 10/1/13, Prerefunded at 101% of Par (FSA)(1)(2)	501,264
1,570,000	California Statewide Communities Development Auth. Water & Waste Rev., (Pooled Financing Program), 5.25%, 10/1/19 (FSA)(1)	1,685,442
3,510,000	Foothill-De Anza Community College District GO, Series 2007 B, 5.00%, 8/1/17 (Ambac)(1)	3,852,611
1,875,000	Foothill-De Anza Community College District GO, Series 2007 B, (Election of 2006), 5.00%, 8/1/27 (Ambac)(1)	1,894,200
5,000,000	Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A1, 5.75%, 6/1/47(1)	3,014,200
1,070,000	Hesperia Unified School District COP, (2007 Capital Improvement), 5.00%, 2/1/17 (Ambac)(1)	1,076,292
3,000,000	Imperial Irrigation District COP, (Water System), 5.50%, 7/1/29 (Ambac)(1)	2,999,760
2,250,000	Los Angeles Community College District GO, Series 2008 E-1, (Election of 2001), 5.00%, 8/1/20(1)	2,430,157
2,600,000	Los Angeles Unified School District GO, Series 2009 D, 5.00%, 7/1/18(1)	2,871,336
6,065,000	Los Angeles Unified School District GO, Series 2009 D, 5.00%, 7/1/20(1)	6,476,268
6,520,000	Los Angeles Unified School District GO, Series 2009 I, 5.00%, 7/1/21(1)	6,847,434
2,200,000	Manteca Unified School District GO, 5.25%, 8/1/14, Prerefunded at 100% of Par (FSA)(1)(2)	2,570,062
10,000,000	Metropolitan Water District of Southern California Rev., Series 2009 A, 5.00%, 1/1/39(1)	9,999,300
2,300,000	Northern California Power Agency Rev., Series 2008 C, (Hydroelectric Project Number One), 5.00%, 7/1/19 (AGC)(1)	2,512,428
2,500,000	Northern California Power Agency Rev., Series 2008 C, (Hydroelectric Project Number One), 5.00%, 7/1/20 (AGC)(1)	2,676,075
5,000,000	Northern California Power Agency Rev., Series 2008 C, (Hydroelectric Project Number One), 5.00%, 7/1/21 (AGC)(1)	5,262,800
1,000,000	Plumas Unified School District GO, 5.25%, 8/1/20 (FSA)(1)	1,102,810
4,700,000	San Bernardino Community College District GO, Series 2008 A, (Election of 2002), 6.25%, 8/1/33(1)	5,129,768
1,500,000	San Diego Regional Building Auth. Lease Rev., Series 2009 A, (County Operations Center & Annex), 5.375%, 2/1/36(1)	1,475,820
4,140,000	San Francisco City & County Airports Commission Rev., Series 2008-34F, 5.00%, 5/1/17 (AGC/FSA)(1)	4,596,766
2,145,000	San Francisco Uptown Parking Corp. Rev., (Union Square), 5.50%, 7/1/15 (MBIA)(1)	2,326,145
1,000,000	San Francisco Uptown Parking Corp. Rev., (Union Square), 6.00%, 7/1/20 (MBIA)(1)	1,089,400
2,000,000	San Francisco Uptown Parking Corp. Rev., (Union Square), 6.00%, 7/1/31 (MBIA)(1)	2,077,480
1,575,000	San Marcos Public Facilities Auth. Tax Allocation Rev., Series 2006 A, (Project Area No. 3), 5.00%, 8/1/20 (Ambac)(1)	1,584,545
2,875,000	Southern California Public Power Auth. Rev., Series 2008 A, (Southern Transmission), 5.00%, 7/1/22(1)	2,962,486
6,850,000	Vista COP, (Community Projects), 5.00%, 5/1/37 (MBIA)(1)	5,792,908
		124,746,442
COLORADO — 1.8%
1,100,000	Arapahoe County Water & Wastewater Public Improvement District GO, Series 2002 B, 5.75%, 12/1/17 (MBIA)(1)	1,221,209

Tax-Free Bond – Schedule of Investments

FEBRUARY 28, 2009 (UNAUDITED)
Principal Amount                                                                                                                                                                        Value

$ 40,000	Colorado Educational & Cultural Facilities Auth. Rev., (Northwest Nazarene University Facilities), 4.60%, 11/1/10, Prerefunded at 102% of Par(1) (2)	$ 42,978
170,000	Colorado Educational & Cultural Facilities Auth. Rev., (Northwest Nazarene University Facilities), 4.75%, 11/1/10(1)(2)	179,751
730,000	Colorado Educational & Cultural Facilities Auth. Rev., (Northwest Nazarene University Facilities), 4.75%, 11/1/10(1)	735,001
760,000	Colorado Educational & Cultural Facilities Auth. Rev., (Northwest Nazarene University Facilities), 4.60%, 11/1/16(1)	678,733
1,500,000	Colorado Health Facilities Auth. Rev., (Catholic Health Initiatives), 6.00%, 10/1/23(1)	1,589,085
1,280,000	Colorado Health Facilities Auth. Rev., (Yampa Valley Medical Center), 5.00%, 9/15/11(1)	1,257,344
1,000,000	Colorado Health Facilities Auth. Rev., Series 2006 B, (Longmont United Hospital), 5.00%, 12/1/20 (RADIAN)(1)	851,050
450,000	Colorado Water Resources & Power Development Auth. Rev., Series 2000 A, 6.25%, 9/1/10, Prerefunded at 100% of Par(1)(2)	485,231
50,000	Colorado Water Resources & Power Development Auth. Rev., Series 2000 A, 6.25%, 9/1/16(1)	53,575
1,350,000	Compark Business Campus Metropolitan District GO, Series 2007 A, 5.30%, 12/1/22 (RADIAN)(1)	1,120,432
1,000,000	Douglas & Elbert Counties School District No. Re-1 GO, Series 2002 B, 5.75%, 12/15/12, Prerefunded at 100% of Par (FSA/State Aid Withholding)(1)(2)	1,150,870
1,020,000	El Paso County School District No. 8 & Fountain-Fort Carson School District Finance Corp. COP, 4.25%, 12/15/13 (Ambac)(1)	1,004,720
1,250,000	Interlocken Consolidated Metropolitan District GO, Series 1999 B, 5.625%, 12/15/16 (RADIAN)(1)	1,097,700
1,250,000	Midcities Metropolitan District No. 2 GO, 5.125%, 12/1/30 (RADIAN)(1)	925,738
1,450,000	SBC Metropolitan District GO, 5.00%, 12/1/20 (ACA)(1)	1,470,227
5,000,000	University of Colorado Regents COP, 6.00%, 12/1/22 (MBIA-IBC)(1)	5,236,950
1,200,000	University of Colorado Rev., Series 2009 A, 5.25%, 6/1/30(1)	1,228,596
1,000,000	Vista Ridge Metropolitan District GO, Series 2006 A, 5.00%, 12/1/21 (RADIAN)(1)	809,220
850,000	Vista Ridge Metropolitan District GO, Series 2006 A, 5.00%, 12/1/26 (RADIAN)(1)	639,455
		21,777,865
CONNECTICUT — 1.9%
2,150,000	Bridgeport GO, Series 2004 A, 5.25%, 8/15/14, Prerefunded at 100% of Par (MBIA)(1)(2)	2,497,784
4,000,000	Connecticut GO, Series 2001 C, 5.50%, 12/15/13 (MBIA-IBC)(1)	4,646,360
5,000,000	Connecticut GO, Series 2006 C, 5.00%, 6/1/14(1)	5,679,800
1,595,000	Connecticut GO, Series 2006 D, 5.00%, 11/1/15(1)	1,839,848
4,500,000	Connecticut Health & Educational Facilities Auth. Rev., Series 2003 X-3, (Yale University), 4.85%, 7/1/37(1)	4,521,195
1,000,000	Connecticut Health & Educational Facilities Auth. Rev., Series 2007 C, (Hospital for Special Care Issue), 5.25%, 7/1/27 (RADIAN)(1)	770,610
2,660,000	Connecticut Health & Educational Facility Auth. Rev., Series 2007 I, (Quinnipiac University), 5.00%, 7/1/16 (MBIA)(1)	2,907,327
		22,862,924
DISTRICT OF COLUMBIA — 0.4%
1,385,000	District of Columbia GO, Series 1999 B, 5.50%, 6/1/09 (FSA)(1)	1,402,035
1,155,000	District of Columbia Rev., (Gonzaga College High School), 5.20%, 7/1/12 (FSA)(1)	1,167,474
2,425,000	District of Columbia Water & Sewer Auth. Public Utility Rev., Series 2008 A, 5.00%, 10/1/34 (AGC)(1)	2,370,098
		4,939,607

Tax-Free Bond – Schedule of Investments

FEBRUARY 28, 2009 (UNAUDITED)
Principal Amount                                                                                                                                                                        Value

FLORIDA — 6.3%
$ 2,500,000	Citizens Property Insurance Corp. Rev., Series 2008 A-1, 5.00%, 6/1/11(1)	$ 2,531,725
2,500,000	Citizens Property Insurance Corp. Rev., Series 2008 A-2, 4.50%, 6/1/09	2,501,150
1,475,000	Collier County School Board COP, 5.50%, 2/15/12 (FSA)(1)	1,609,815
1,150,000	Duval County COP, 5.75%, 7/1/16 (FSA)(1)	1,168,066
10,000,000	Florida Hurricane Catastrophe Fund Financial Corp. Rev., Series 2008 A, 5.00%, 7/1/13(1)	10,280,100
1,000,000	Florida Municipal Loan Council Rev., Series 2002 C, 5.25%, 11/1/21 (MBIA)(1)	1,022,370
4,500,000	Florida Rural Utility Financing Commission Rev., Series 2008 A, (Public Project Construction), 3.25%, 2/1/11(1)	4,520,610
2,000,000	Halifax Hospital Medical Center Rev., 5.375%, 6/1/31 (FSA)(1)	1,842,740
1,000,000	Halifax Hospital Medical Center Rev., Series 2006 A, 5.25%, 6/1/16(1)	964,130
950,000	Halifax Hospital Medical Center Rev., Series 2006 A, 5.25%, 6/1/18(1)	899,517
1,000,000	Halifax Hospital Medical Center Rev., Series 2006 B1, 5.50%, 6/1/38 (FSA)(1)	915,950
1,235,000	Indian River County Rev., (Spring Training Facility), 5.25%, 4/1/15 (MBIA/FGIC)(1)	1,312,262
10,000,000	JEA Electric System Rev., Series 2009 A, 5.50%, 10/1/39(1)	10,051,400
2,870,000	JEA St. Johns River Power Park System Rev., Series 2, Issue 3, 5.00%, 10/1/37(1)	2,703,597
850,000	Lee County Industrial Development Auth. Healthcare Facilities Rev., Series 1999 A, (Shell Point Village), 5.50%, 11/15/09(1)(2)	879,767
1,000,000	Miami Beach Stormwater Rev., 5.75%, 9/1/17 (MBIA/FGIC)(1)	1,053,700
1,910,000	Miami Beach Water & Sewer Rev., 5.625%, 9/1/16 (Ambac)(1)	2,015,776
650,000	Miami Parking Facilities Rev., 5.25%, 10/1/15 (MBIA)(1)	710,638
4,650,000	Miami-Dade County Aviation Department Rev., Series 2007 D, (Miami International Airport), 5.25%, 10/1/26 (FSA)(1)	4,678,505
1,000,000	Miami-Dade County School Board COP, Series 2001 C, 5.50%, 10/1/11, Prerefunded at 100% of Par (FSA)(1)(2)	1,105,850
4,300,000	Orange County Health Facilities Auth. Rev., Series 2007 A-1, (Orlando Regional Healthcare), VRDN, 2.00%, 3/2/09 (FSA) (SBBPA: Dexia Credit Local)(1)	4,300,000
5,100,000	Orange County Health Facilities Auth. Rev., Series 2007 A-2, (Orlando Regional Healthcare), VRDN, 1.25%, 3/2/09 (FSA) (SBBPA: Dexia Credit Local)(1)	5,100,000
1,875,000	Orange County School Board COP, Series 2002 A, 5.50%, 8/1/12, Prerefunded at 100% of Par (MBIA)(1)(2)	2,117,606
2,000,000	Orange County School Board COP, Series 2009 A, 5.50%, 8/1/34 (AGC)(3)	1,982,060
450,000	Orlando & Orange County Expressway Auth. Rev., (Junior Lien), 6.50%, 7/1/11 (MBIA/FGIC)(1)	488,039
1,000,000	Orlando Utilities Commission Water & Electric Rev., Series 1989 D, 6.75%, 10/1/17(1)(2)	1,207,760
1,500,000	Putnam County Development Auth. Pollution Control Rev., Series 2007 B, (Seminole Electric Cooperative, Inc.), VRDN, 5.35%, 5/1/18 (Ambac)(1)	1,512,870
1,000,000	Sumter County School Board COP, 5.50%, 7/1/12, Prerefunded at 100% of Par (MBIA)(1)(2)	1,126,420
1,000,000	Sunrise Utility System Rev., 5.20%, 10/1/22 (Ambac)(1)	1,013,370
1,690,000	Tampa Bay Water Utility System Rev., 5.00%, 10/1/38(1)	1,641,632
400,000	Tampa Guaranteed Entitlement Rev., 6.00%, 10/1/18 (Ambac)(1)	471,984
1,000,000	Tampa Water & Sewer Rev., 6.00%, 10/1/17 (FSA)(1)	1,183,320
		74,912,729
GEORGIA — 2.2%
1,200,000	Athens-Clarke County Unified Government Water & Sewer Rev., 5.625%, 1/1/28(1)	1,273,956
1,600,000	Atlanta Water & Wastewater Rev., Series 2002 C, VRDN, 3.00%, 3/2/09 (FSA) (SBBPA: Dexia Credit Local)(1)	1,600,000
3,210,000	Burke County Development Auth. Pollution Control Rev., Series 2007 B, (Oglethorpe Power Corp. Vogtle), VRDN, 4.75%, 1/1/11 (MBIA)(1)	3,310,923

Tax-Free Bond – Schedule of Investments

FEBRUARY 28, 2009 (UNAUDITED)
Principal Amount                                                                                                                                                                        Value

$ 1,250,000	Fulton County Development Auth. Rev., Series 2001 A, (TUFF/Atlanta Housing, LLC Project at Georgia State University), 5.50%, 9/1/18 (Ambac)(1)	$ 1,308,350
5,000,000	Georgia Municipal Electric Auth. Rev., Series 2008 A, 5.25%, 1/1/17 (Project one)(1)	5,469,800
505,000	Georgia Municipal Electric Power Auth. Rev., 6.50%, 1/1/12 (MBIA-IBC)(1)	539,249
15,000	Georgia Municipal Electric Power Auth. Rev., Series 1991 V, 6.50%, 1/1/12 (MBIA-IBC)(1)	16,010
110,000	Georgia Municipal Electric Power Auth. Rev., Series 1991 V, 6.50%, 1/1/12 (MBIA-IBC)(1)(2)	120,086
4,800,000	Georgia Municipal Electric Power Auth. Rev., Series 2008 D, (General Resolution), 5.50%, 1/1/26 (Project one)(1)	4,912,272
4,000,000	Georgia Road & Tollway Auth. Rev., Series 2009 A, (Federal Highway Grant Antic Bonds), 5.00%, 6/1/21	4,281,840
2,000,000	LaGrange Water & Sewerage Rev., 5.00%, 1/1/12 (Ambac)(1)	2,139,800
1,130,000	Marietta Development Auth. Rev., (Life University, Inc.), 6.25%, 6/15/20(1)	872,473
		25,844,759
HAWAII — 0.0%
500,000	Maui County GO, Series 2000 A, 6.50%, 3/1/10, Prerefunded at 101% of Par (FDIC)(1)(2)	534,180

IDAHO — 0.1%
1,000,000	Blaine County Hailey School District No. 61 GO, 5.00%, 7/30/10 (Ambac)(1)	1,059,060

ILLINOIS — 4.5%
2,000,000	Bedford Park GO, Series 2004 A, 5.25%, 12/15/20 (FSA)(1)	2,165,900
5,000,000	Chicago Board of Education GO, Series 2008 C, 5.25%, 12/1/23(1)	5,153,650
4,000,000	Chicago O'Hare International Airport Rev., Series 1993 A, (Senior Lien), 5.00%, 1/1/12 (MBIA-IBC)(1)	4,287,600
2,550,000	Chicago O'Hare International Airport Rev., Series 2008 A, 5.00%, 1/1/12 (FSA)(1)	2,734,085
3,400,000	Chicago O'Hare International Airport Rev., Series 2008 A, 5.00%, 1/1/13 (FSA)(1)	3,682,336
4,000,000	Chicago O'Hare International Airport Rev., Series 2008 A, 5.00%, 1/1/14 (FSA)(1)	4,356,160
600,000	Chicago O'Hare International Airport Rev., Series 2008 C, 4.00%, 1/1/17 (FSA)(1)	616,254
1,015,000	Chicago Rev., Series 2006 A, (Second Lien), 5.00%, 11/1/13 (Ambac)(1)	1,119,535
1,250,000	Cicero GO, Series 2005 A, 5.25%, 1/1/20 (XLCA)(1)	1,072,350
1,000,000	Cicero GO, Series 2005 A, 5.25%, 1/1/21 (XLCA)(1)	837,450
4,915,000	Cook County Township High School District No. 211 GO, (Palantine & Schaumburg Townships), 5.00%, 12/1/10 (FSA)(1)	5,232,312
2,000,000	Illinois Dedicated Tax Rev., (Civic Center), 6.25%, 12/15/20 (Ambac)(1)	2,388,380
655,000	Illinois Development Finance Auth. Rev., Series 2001 B, (Midwestern University), 5.125%, 5/15/10(1)	674,375
400,000	Illinois Development Finance Auth. Rev., Series 2001 B, (Midwestern University), 5.75%, 5/15/11, Prerefunded at 101% of Par(1)(2)	438,944
1,775,000	Illinois Finance Auth. Student Housing Rev., Series 2006 B, (Educational Advancement Fund, Inc.), 5.00%, 5/1/09(1)	1,776,899
2,785,000	Illinois Finance Auth. Student Housing Rev., Series 2006 B, (Educational Advancement Fund, Inc.), 5.00%, 5/1/11(1)	2,782,243
5,000,000	Illinois Financial Auth. Rev., (Advocate Health Care Network), 6.25%, 11/1/28(1)	5,155,000
940,000	Illinois Health Facilities Auth. Rev., Series 1992 C, (Evangelical Hospital), 6.75%, 4/15/12(1)(2)	1,004,221
930,000	Kane County Community Unit School District No. 304 GO, 6.20%, 1/1/24 (FSA)(1)	1,011,886
1,035,000	Ogle Lee & De Kalb Counties Township High School District No. 212 GO, 6.00%, 12/1/11, Prerefunded at 100% of Par (MBIA)(1)(2)	1,161,622

Tax-Free Bond – Schedule of Investments

FEBRUARY 28, 2009 (UNAUDITED)
Principal Amount                                                                                                                                                                        Value

$ 1,145,000	Ogle Lee & De Kalb Counties Township High School District No. 212 GO, 6.00%, 12/1/11, Prerefunded at 100% of Par (MBIA)(1)(2)	$ 1,285,079
75,000	Ogle Lee & De Kalb Counties Township High School District No. 212 GO, 6.00%, 12/1/18 (MBIA)(1)	81,081
1,000,000	Regional Transportation Auth. Rev., Series 1990 A, 7.20%, 11/1/20 (Ambac)(1)	1,245,460
1,000,000	Rock Island-Mercer et al Counties Community College District No. 503 GO, Series 2008 A, (Black Hawk College), 4.00%, 12/1/11 (Ambac)(1)	1,055,960
1,000,000	Southwestern Illinois Development Auth. Rev., (Triad School District No. 2), 5.00%, 10/1/18 (MBIA)(1)	1,075,550
1,000,000	University of Illinois COP, Series 2006 A, (Academic Facilities), 5.00%, 3/15/16 (Ambac)(1)	1,130,020
		53,524,352
INDIANA — 1.6%
1,000,000	Hamilton Southeastern Consolidated School Building Corp. Rev., (Hamilton County), 4.25%, 7/15/20 (FSA/State Aid Withholding)(1)	1,011,460
1,520,000	Indiana Bond Bank Rev., Series 2006 A, 5.00%, 8/1/17 (FSA)(1)	1,705,334
1,600,000	Indiana Bond Bank Rev., Series 2006 A, 5.00%, 8/1/18 (FSA)(1)	1,771,184
1,680,000	Indiana Bond Bank Rev., Series 2006 A, 5.00%, 8/1/19 (FSA)(1)	1,833,434
5,000,000	Indiana Finance Auth. Lease Rev., Series 2008 A1, 5.00%, 11/1/16(1)	5,545,650
780,000	Indiana Transportation Finance Auth. Rev., Series 1990 A, 7.25%, 6/1/15(1)	911,165
220,000	Indiana Transportation Finance Auth. Rev., Series 1990 A, 7.25%, 6/1/15, Prerefunded at 100% of Par(1)(2)	236,546
1,435,000	Indianapolis Local Public Improvement Bond Bank Rev., Series 2002 A, (Water Works), 5.00%, 7/1/12 (MBIA)(1)	1,577,467
1,500,000	Mount Vernon of Hancock County Multi-School Building Corp. Rev., Series 2001 B, (First Mortgage), 5.75%, 7/15/11, Prerefunded at 100% of Par (Ambac)(1)(2)	1,654,815
1,650,000	Valparaiso Middle Schools Building Corp. Rev., (First Mortgage), 5.75%, 7/15/11, Prerefunded at 100% of Par (FGIC)(1)(2)	1,820,296
1,000,000	Zionsville Community Schools Building Corp. Rev., (First Mortgage), 5.75%, 1/15/12, Prerefunded at 100% of Par (FGIC/State Aid Withholding)(1)(2)	1,117,460
		19,184,811
IOWA — 0.4%
1,485,000	Iowa Finance Auth. Rev., Series 2006 A, (Development Care Initiatives), 5.25%, 7/1/13 (CIFG)(1)	1,357,498
1,950,000	Iowa Finance Auth. Rev., Series 2006 A, (Development Care Initiatives), 5.25%, 7/1/14 (CIFG)(1)	1,733,862
1,690,000	Iowa Finance Auth. Rev., Series 2006 A, (Development Care Initiatives), 5.25%, 7/1/16 (CIFG)(1)	1,415,054
		4,506,414
KANSAS — 0.2%
1,280,000	Wichita Hospital Facilities Rev., Series 2001 III, 5.25%, 11/15/13(1)	1,334,234
1,195,000	Wichita Hospital Facilities Rev., Series 2001 III, 5.50%, 11/15/16(1)	1,236,299
		2,570,533
KENTUCKY — 0.7%
3,000,000	Kentucky Economic Development Finance Auth. Rev., Series 2009 A, (Baptist Healthcare System), 5.375%, 8/15/24	3,007,080
1,250,000	Kentucky Economic Development Finance Auth. Rev., Series 2009 A, (Baptist Healthcare System), 5.625%, 8/15/27	1,254,875
1,300,000	Louisville & Jefferson County Metropolitan Sewer District Rev., Series 2003 A, VRDN, 1.05%, 3/2/09 (FSA) (SBBPA: JPMorgan Chase Bank N.A.)(1)	1,300,000
3,030,000	Louisville & Jefferson County Visitors & Convention Commission Rev., Series 2004 B, (Kentucky International Convention), VRDN, 1.05%, 3/2/09 (FSA) (SBBPA: JPMorgan Chase Bank N.A.)(1)	3,030,000
		8,591,955

Tax-Free Bond – Schedule of Investments

FEBRUARY 28, 2009 (UNAUDITED)
Principal Amount                                                                                                                                                                        Value

LOUISIANA — 0.3%
$ 1,105,000	Louisiana Public Facilities Auth. Rev., Series 2006 A, (Black & Gold Facilities), 4.00%, 7/1/13(1)	$ 1,059,971
1,205,000	Louisiana Public Facilities Auth. Rev., Series 2006 A, (Black & Gold Facilities), 5.00%, 7/1/15(1)	1,184,057
1,465,000	Louisiana Public Facilities Auth. Rev., Series 2007 A, (Black & Gold Facilities), 5.00%, 7/1/22(1)	1,278,491
		3,522,519
MARYLAND — 2.4%
10,000,000	Maryland GO, First, Series 2005 A, (State and Local Facilities Loan), 5.25%, 2/15/15(1)	11,611,700
10,000,000	Maryland GO, Second, Series 2005 A, (State and Local Facilities Loan), 5.00%, 8/1/11(1)	10,893,100
1,645,000	Maryland Health & Higher Educational Facilities Auth. Rev., (Johns Hopkins University), 5.25%, 7/1/38(1)	1,686,405
1,000,000	Maryland Health & Higher Educational Facilities Auth. Rev., (Johns Hopkins University), VRDN, 3.65%, 5/15/42(1)	1,022,580
445,000	Maryland Health & Higher Educational Facilities Auth. Rev., (Lifebridge Health Issue), 4.75%, 7/1/09(1)	447,750
130,000	Maryland Health & Higher Educational Facilities Auth. Rev., (Lifebridge Health Issue), 4.75%, 7/1/10(1)	133,256
450,000	Maryland Health & Higher Educational Facilities Auth. Rev., (Lifebridge Health Issue), 5.00%, 7/1/12(1)	464,004
1,840,000	Maryland Health & Higher Educational Facilities Auth. Rev., (Lifebridge Health Issue), 5.00%, 7/1/13(1)	1,905,559
		28,164,354
MASSACHUSETTS — 4.0%
10,000,000	Commonwealth of Massachusetts GO, Series 2002 C, (Consolidated Loan of 2002), 5.50%, 11/1/12 (FSA)(1)	11,324,500
3,300,000	Massachusetts Bay Transportation Auth. Rev., Series 2008 A, 5.25%, 7/1/34(1)	3,388,044
1,760,000	Massachusetts Development Finance Agency Rev., Series 2007 C, (Wheelock College), 5.00%, 10/1/17(1)	1,610,365
2,500,000	Massachusetts GO, Series 2006 D, (Consolidated Loan of 2002), 5.00%, 8/1/14(1)	2,835,975
5,000,000	Massachusetts Health & Educational Facilities Auth. Rev., (Boston Medical Center), 5.25%, 7/1/38(1)	3,638,000
630,000	Massachusetts Health & Educational Facilities Auth. Rev., Series 1992 F, (Massachusetts General Hospital), 6.25%, 7/1/12 (Ambac)(1)	660,126
5,000,000	Massachusetts Health & Educational Facilities Auth. Rev., Series 2008 A, (Massachusetts Institute of Technology), 5.00%, 7/1/14(1)	5,712,950
6,800,000	Massachusetts Health & Educational Facilities Auth. Rev., Series 2009 A, (Harvard University), 5.50%, 11/15/36(1)	7,214,460
10,000,000	Massachusetts Health & Educational Facilities Auth. Rev., Series 2009 O, (Massachusetts Institute of Technology), 5.75%, 7/1/26(1)	11,170,800
		47,555,220
MICHIGAN — 2.9%
3,500,000	Detroit GO, Series 2004 A1, 5.25%, 4/1/23 (Ambac)(1)	2,815,190
1,485,000	Grand Valley State University Rev., 5.75%, 12/1/10, Prerefunded at 100% of Par (FGIC)(1)(2)	1,604,839
1,265,000	Kalamazoo Public Schools GO, (Building & Site), 4.00%, 5/1/13 (FSA)(1)	1,356,067
1,545,000	Kalamazoo Public Schools GO, (Building & Site), 5.25%, 5/1/16 (FSA)(1)	1,772,208
5,000,000	Michigan Building Auth. Rev., Series 2003 I, (Facilities Program), 5.25%, 10/15/11 (FSA)(1)	5,384,900
2,345,000	Michigan Higher Education Facilities Auth. Rev., (Limited Obligation - Hillsdale College), 5.00%, 3/1/26(1)	2,164,107
1,070,000	Pontiac City School District GO, 5.00%, 5/1/13 (XLCA)(1)	1,148,613

Tax-Free Bond – Schedule of Investments

FEBRUARY 28, 2009 (UNAUDITED)
Principal Amount                                                                                                                                                                        Value

$ 1,110,000	Pontiac City School District GO, 5.00%, 5/1/14 (XLCA)(1)	$ 1,190,342
1,260,000	Pontiac City School District GO, 5.00%, 5/1/15 (XLCA)(1)	1,355,924
1,425,000	Pontiac City School District GO, 5.00%, 5/1/16 (XLCA)(1)	1,533,044
1,595,000	Pontiac City School District GO, 5.00%, 5/1/17 (XLCA)(1)	1,698,691
575,000	Taylor GO, 5.00%, 9/1/11 (MBIA)(1)	613,582
2,010,000	Wayne Charter County Airport Rev., Series 2002 C, 5.00%, 12/1/11 (MBIA/FGIC)(1)	2,138,097
2,215,000	Wayne Charter County Airport Rev., Series 2002 C, 5.375%, 12/1/13 (MBIA/FGIC)(1)	2,385,710
2,335,000	Wayne Charter County Airport Rev., Series 2002 C, 5.375%, 12/1/14 (MBIA/FGIC)(1)	2,485,117
3,000,000	Wayne County Airport Auth. Rev., (Detroit Metropolitan Airport), 5.00%, 12/1/18 (MBIA/FGIC)(1)	2,985,360
2,000,000	Wayne County Airport Auth. Rev., (Detroit Metropolitan Airport), 5.00%, 12/1/19 (MBIA/FGIC)(1)	1,963,000
		34,594,791
MINNESOTA — 1.3%
10,000,000	Minnesota GO, Series 2008 A, 5.00%, 6/1/13(1)	11,283,400
1,500,000	Minnesota Higher Education Facilities Auth. Rev., Series 2005-6G, (Saint John University), 5.00%, 10/1/12(1)	1,611,525
2,500,000	St. Paul Port Auth. Rev., (Public Radio), VRDN, 2.00%, 3/2/09 (LOC: Allied Irish Bank plc)	2,500,000
		15,394,925
MISSISSIPPI — 1.1%
1,565,000	Mississippi Development Bank Special Obligation Rev., Series 2006 A, (Biloxi, Mississippi), 5.00%, 11/1/15 (Ambac)(1)	1,718,527
1,645,000	Mississippi Development Bank Special Obligation Rev., Series 2006 A, (Biloxi, Mississippi), 5.00%, 11/1/16 (Ambac)(1)	1,807,872
4,620,000	Mississippi Development Bank Special Obligation Rev., Series 2006 A, (Mississippi Development Bank), 5.00%, 7/1/19 (Ambac)(1)	4,999,856
1,000,000	Mississippi Development Bank Special Obligation Rev., Series 2006 A, (Municipal Energy Agency Power Supply), 5.00%, 3/1/17 (XLCA)(1)	991,150
1,195,000	University of Southern Mississippi Educational Building Co. Rev., Series 2006 A, 5.00%, 3/1/17 (FSA)(1)	1,334,612
1,940,000	University of Southern Mississippi Educational Building Co. Rev., Series 2006 A, 5.00%, 3/1/18 (FSA)(1)	2,139,936
		12,991,953
MISSOURI — 1.3%
1,425,000	Jackson County Public Building Corp. Rev., Series 2006 A, (Capital Improvements), 5.00%, 12/1/15 (MBIA)(1)	1,616,919
2,775,000	Missouri Development Finance Board Rev., Series 2000 A, (Midtown Redevelopment), 5.75%, 4/1/10, Prerefunded at 100% of Par (MBIA)(1)(2)	2,927,348
2,000,000	Missouri Health & Educational Facilities Auth. Rev., Series 2008 A, (The Washington University), 5.375%, 3/15/39(1)	2,086,540
3,145,000	Missouri Joint Municipal Electric Utility Commission Rev., (Plum Point), 5.00%, 1/1/16 (MBIA)(1)	3,084,144
3,030,000	Missouri State Highways & Transit Commission Rev., Series 2006 A, (First Lien), 5.00%, 5/1/13(1)	3,405,841
1,000,000	Platte County Industrial Development Auth. Rev., (Zona Rosa Retail), 5.00%, 12/1/32(1)	972,820
1,000,000	St. Louis Municipal Finance Corp. Rev., Series 2006 A, (Carnahan Courthouse), 4.00%, 2/15/17 (Ambac)(1)	1,026,620
		15,120,232
NEBRASKA — 0.7%
755,000	Municipal Energy Agency Power Supply System Rev., Series 2009 A, 5.375%, 4/1/39 (BHAC)(1)	768,205

Tax-Free Bond – Schedule of Investments

FEBRUARY 28, 2009 (UNAUDITED)
Principal Amount                                                                                                                                                                        Value

$ 2,000,000	Nebraska Public Power District Rev., Series 2007 B, 5.00%, 1/1/13 (FSA)(1)	$ 2,163,800
2,500,000	Nebraska Public Power District Rev., Series 2008 B, 5.00%, 1/1/20(1)	2,671,125
3,000,000	Omaha Public Power District Electric System Rev., Series 2007 A, 5.00%, 2/1/21(1)	3,200,760
		8,803,890
NEVADA — 0.4%
1,000,000	Clark County Economic Development Rev., (University of Southern Nevada), 5.00%, 4/1/22 (RADIAN)(1)	846,660
1,550,000	Reno Sales and Room Tax Rev., (ReTrac-Reno Transportation Rail Access Corridor), 5.50%, 6/1/12, Prerefunded at 100% of Par (Ambac)(1)(2)	1,739,984
1,865,000	Reno Sales and Room Tax Rev., (ReTrac-Reno Transportation Rail Access Corridor), 5.50%, 6/1/12, Prerefunded at 100% of Par (Ambac)(1)(2)	2,093,593
		4,680,237
NEW HAMPSHIRE — 0.5%
1,660,000	New Hampshire Health & Education Facilities Auth. Rev., Series 2004 A, (Kendal at Hanover), 5.00%, 10/1/11(1)	1,656,929
305,000	New Hampshire Health & Education Facilities Auth. Rev., Series 2004 A, (Kendal at Hanover), 5.00%, 10/1/12(1)	301,047
1,030,000	New Hampshire Health & Education Facilities Auth. Rev., Series 2004 A, (Kendal at Hanover), 5.00%, 10/1/13(1)	1,009,081
2,800,000	New Hampshire Health & Education Facilities Auth. Rev., Series 2004 A, (Kendal at Hanover), 5.00%, 10/1/18(1)	2,570,008
		5,537,065
NEW JERSEY — 5.2%
270,000	New Jersey Economic Development Auth. Rev., Series 2008 Y, (School Facility Construction), 5.00%, 9/1/33(1)	263,661
7,300,000	New Jersey Sports & Exposition Auth. Rev., Series 2008 B, 5.00%, 9/1/18(1)	8,053,214
4,235,000	New Jersey Transit Corp. COP, 5.00%, 10/1/12 (FSA)(1)	4,679,675
5,595,000	New Jersey Transit Corp. COP, 5.00%, 10/1/13 (FSA)(1)	6,253,867
10,000,000	New Jersey Transportation Trust Fund Auth. Rev., Series 2003 B3, 5.00%, 12/15/16(1)	11,004,200
7,400,000	New Jersey Transportation Trust Fund Auth. Rev., Series 2004 B, 5.25%, 12/15/12 (MBIA/FGIC)(1)	8,033,588
15,000,000	New Jersey Transportation Trust Fund Auth. Rev., Series 2006 A, 5.25%, 12/15/20(1)	16,211,700
5,000,000	Rutgers State University Rev., Series 2009 F, 5.00%, 5/1/39(1)	5,019,450
4,000,000	Tobacco Settlement Financing Corp. Rev., Series 2007 1A, 5.00%, 6/1/41(1)	2,127,400
		61,646,755
NEW MEXICO — 0.9%
2,240,000	Clayton Rev., (Jail Project), 5.00%, 11/1/10 (CIFG)(1)	2,294,141
6,675,000	Los Alamos County, Inc. Utility System Rev., Series 2004 A, 5.00%, 7/1/11 (FSA)(1)	7,164,611
1,415,000	San Juan County Gross Receipts Tax Rev., Series 2001 A, 5.75%, 9/15/11, Prerefunded at 101% of Par (Ambac)(1)(2)	1,584,772
		11,043,524
NEW YORK — 10.1%
5,000,000	Metropolitan Transportation Auth. Rev., 6.25%, 11/15/13(1)	5,635,150
4,000,000	Metropolitan Transportation Auth. Rev., VRDN, 5.00%, 11/15/27(1)	4,191,160
10,000,000	New York City Municipal Water Finance Auth. Water & Sewer System Rev., Series 2009 EE, 5.00%, 6/15/39(1)	9,740,400
1,350,000	New York City Municipal Water Finance Auth. Water & Sewer System Rev., Series 2008 C, 5.00%, 6/15/17(1)	1,528,996
8,500,000	New York City Transitional Finance Auth. Rev., Series 2004 D-2, 5.00%, 11/1/12(1)	9,407,885

Tax-Free Bond – Schedule of Investments

FEBRUARY 28, 2009 (UNAUDITED)
Principal Amount                                                                                                                                                                        Value

$ 2,000,000	New York City Transitional Finance Auth. Rev., Series 2005 A1, 5.00%, 11/1/10(1)	$ 2,123,140
2,975,000	New York GO, Series 2002 B, 5.25%, 8/1/09 (CIFG)(1)	3,028,252
2,885,000	New York GO, Series 2002 C, 5.25%, 8/1/09 (CIFG)(1)	2,936,642
5,000,000	New York GO, Series 2003 I, 5.75%, 3/1/13, Prerefunded at 101% of Par(1)(2)	5,797,750
5,195,000	New York GO, Series 2004 D, 5.00%, 11/1/17 (FSA)(1)	5,756,943
6,000,000	New York GO, Series 2006 H1, VRDN, 1.25%, 3/2/09 (LOC: Dexia Credit Local)(1)	6,000,000
4,000,000	New York GO, Series 2006 J1, 5.00%, 6/1/18(1)	4,189,040
5,855,000	New York GO, Series 2008 J1, 5.00%, 8/1/13(1)	6,319,360
3,000,000	New York GO, Series 2009 H1, 5.00%, 3/1/17(3)	3,193,110
7,000,000	New York GO, Series 2009 H1, 5.00%, 3/1/22(3)	7,016,380
1,440,000	New York State Dormitory Auth. Rev., Series 1990 A, (UNIC Educational Facilities), 7.50%, 5/15/13 (MBIA-IBC)(1)	1,726,877
1,000,000	New York State Dormitory Auth. Rev., Series 2005 F, 5.00%, 3/15/12 (FSA)(1)	1,092,680
3,500,000	New York State Dormitory Auth. Rev., Series 2008 A, (Columbia University), 4.00%, 7/1/13(1)	3,809,610
7,025,000	New York State Dormitory Auth. Rev., Series 2008 A-1, (Memorial Sloan - Kettering Cancer Center), 5.00%, 7/1/36(1)	6,810,738
10,000,000	New York State Dormitory Auth. Rev., Series 2008 B, 5.75%, 3/15/36(1)	10,733,600
3,000,000	New York State Thruway Auth. Rev., Series 2009 A-1, 5.00%, 4/1/23	3,116,310
1,000,000	Niagara Falls Bridge Commission Toll Rev., Series 1993 B, 5.25%, 10/1/15 (MBIA/FGIC)(1)	1,064,400
5,000,000	Triborough Bridge & Tunnel Auth. Rev., Series 2008 B3, VRDN, 5.00%, 11/15/15(1)	5,509,050
10,000,000	Triborough Bridge & Tunnel Auth. Rev., Series 2008 C, 5.00%, 11/15/38(1)	9,742,500
		120,469,973
NORTH CAROLINA — 1.3%
2,000,000	Charlotte GO, 5.00%, 8/1/19(1)	2,297,620
1,000,000	Charlotte Water & Sewer System Rev., 5.00%, 7/1/17(1)	1,155,420
2,060,000	Greensboro Rev., (Combined Enterprise System), 5.25%, 6/1/20(1)	2,377,034
2,500,000	North Carolina Medical Care Commission Retirement Facilities Rev., Series 2007 A, (Southminster), 5.625%, 10/1/27	1,943,450
1,000,000	North Carolina Municipal Power Agency No. 1 Catawba Electric Rev., 6.00%, 1/1/10 (MBIA)(1)	1,037,420
2,000,000	North Carolina Municipal Power Agency No. 1 Catawba Electric Rev., Series 2003 A, 5.50%, 1/1/13(1)	2,159,060
2,500,000	North Carolina Municipal Power Agency No. 1 Catawba Electric Rev., Series 2008 C, 5.25%, 1/1/19(1)	2,624,250
2,000,000	North Carolina Municipal Power Agency No. 1 Catawba Electric Rev., Series 2008 C, 5.25%, 1/1/20(1)	2,059,760
		15,654,014
NORTH DAKOTA — 0.1%
1,500,000	Grand Forks Health Care System Rev., (Altru Health System Obligation Group), 7.125%, 8/15/10, Prerefunded at 101% of Par(1)(2)	1,643,370

OHIO — 2.1%
1,000,000	American Municipal Power-Ohio, Inc. Rev., Series 2008 A, (Prairie State Energy Campus), 5.00%, 2/15/17(1)	1,106,050
4,005,000	Buckeye Tobacco Settlement Financing Auth. Rev., Series 2007 A-2, (Asset-Backed Senior Current Interest Turbo Term), 5.875%, 6/1/30(1)	2,540,011
1,150,000	Mad River Local School District GO, (Classroom Facilities), 5.75%, 12/1/12, Prerefunded at 100% of Par (FGIC)(1)(2)	1,322,040
1,700,000	Milford Exempt Village School District GO, (School Improvement), 6.00%, 12/1/11, Prerefunded at 100% of Par (FSA)(1)(2)	1,908,964
1,005,000	Ohio GO, Series 2005 A, (Infrastructure Improvement), 5.00%, 9/1/11(1)	1,091,621
1,365,000	Ohio GO, Series 2005 A, (Infrastructure Improvement), 5.00%, 9/1/12(1)	1,514,591

Tax-Free Bond – Schedule of Investments

FEBRUARY 28, 2009 (UNAUDITED)
Principal Amount                                                                                                                                                                        Value

$ 750,000	Ohio Higher Educational Facility Commission Rev., Series 1990 B, (Case Western Reserve University), 6.50%, 10/1/20(1)	$ 908,640
2,000,000	Ohio State University Rev., Series 2009 A, 5.00%, 12/1/27(1)	2,043,260
2,000,000	Ohio Water Development Auth. Rev., (Drinking Water Assistance Fund), 5.00%, 6/1/28(1)	2,062,680
5,895,000	Ohio Water Development Auth. Rev., (Water Pollution Control Loan Fund), 5.00%, 12/1/13(1)	6,716,586
1,505,000	Summit County GO, 5.75%, 12/1/12, Prerefunded at 101% of Par (FGIC)(1)(2)	1,744,310
1,550,000	Tri Valley Local School District GO, 5.75%, 6/1/12, Prerefunded at 100% of Par (FGIC)(1)(2)	1,753,825
		24,712,578
OKLAHOMA — 1.2%
1,000,000	Comanche County Hospital Auth. Rev., 5.00%, 7/1/11 (RADIAN)(1)	1,004,650
1,425,000	Comanche County Hospital Auth. Rev., 5.00%, 7/1/12 (RADIAN)(1)	1,416,464
1,300,000	Oklahoma County Finance Auth. Rev., (Western Heights Public Schools), 4.00%, 9/1/10 (AGC)(1)	1,342,822
3,000,000	Oklahoma Development Finance Auth. Health System Rev., Series 2008 C, 5.50%, 8/15/22 (Obligated Group Consisting of INTEGRIS Baptist Medical Center, Inc., INTEGRIS South Oklahoma City Hospital Corp. and INTEGRIS Rural Heath, Inc.)(1)	3,144,030
1,610,000	Pottawatomie County Facilities Auth. Rev., (Shawnee Public Schools), 5.00%, 9/1/13(1)	1,703,589
1,730,000	Pottawatomie County Facilities Auth. Rev., (Shawnee Public Schools), 5.00%, 9/1/14(1)	1,812,988
1,710,000	Pottawatomie County Facilities Auth. Rev., (Shawnee Public Schools), 5.00%, 9/1/15(1)	1,782,282
2,130,000	Pottawatomie County Facilities Auth. Rev., (Shawnee Public Schools), 5.00%, 9/1/16(1)	2,209,854
		14,416,679
OREGON — 0.8%
2,015,000	Clackamas County School District No. 62 GO, 5.50%, 6/15/10(1)	2,130,198
2,840,000	Oregon State Department of Administrative Services COP, Series 2008 A, 5.00%, 5/1/13 (FSA)(1)	3,146,436
4,040,000	Tri-County Metropolitan Transportation District Rev., (Payroll Tax & Grant Receipt), 4.00%, 5/1/14 (MBIA)(1)	4,046,060
		9,322,694
PENNSYLVANIA — 5.0%
4,000,000	Allegheny County Hospital Development Auth. Rev., Series 2008 A, (University of Pittsburgh Medical Center), 5.00%, 9/1/11(1)	4,168,160
6,210,000	Allegheny County Hospital Development Auth. Rev., Series 2008 A, (University of Pittsburgh Medical Center), 5.00%, 9/1/12(1)	6,516,277
1,500,000	Allegheny County Hospital Development Auth. Rev., Series 2008 A, (University of Pittsburgh Medical Center), 5.00%, 9/1/18(1)	1,568,730
2,250,000	Allegheny County Industrial Development Auth. Rev., (Residential Resources, Inc.), 4.75%, 9/1/14(1)	2,079,630
2,400,000	Allegheny County Industrial Development Health & Housing Facilities Auth. Rev., Series 2008 A, (Longwood Oakmont), VRDN, 1.00%, 3/2/09 (LOC: Allied Irish Bank plc)	2,400,000
2,235,000	Allegheny County Redevelopment Auth. Tax Allocation Rev., (Pittsburgh Mills), 5.10%, 7/1/14	1,985,753
1,150,000	Central Dauphin School District GO, 7.00%, 2/1/16, Prerefunded at 100% of Par (MBIA/State Aid Withholding)(1)(2)	1,478,808
2,580,000	East Stroudsburg Area School District GO, 7.75%, 9/1/16, Prerefunded at 100% of Par (FSA/State Aid Withholding)(1)(2)	3,480,859
1,155,000	Exeter Township GO, 5.25%, 7/15/15 (Ambac)(1)	1,316,065
1,830,000	Exeter Township GO, 5.30%, 7/15/19 (Ambac)(1)	2,075,732

Tax-Free Bond – Schedule of Investments

FEBRUARY 28, 2009 (UNAUDITED)
Principal Amount                                                                                                                                                                        Value

$ 5,000,000	Geisinger Auth. Health System Rev., VRDN, 1.554%, 5/1/09(1)	$ 1,900,000
1,000,000	Oxford Area School District GO, Series 2001 A, 5.50%, 2/15/12, Prerefunded at 100% of Par (FGIC/State Aid Withholding)(1)(2)	1,112,550
1,125,000	Pennsylvania GO, 5.375%, 7/1/18 (FSA)(1)	1,322,224
2,975,000	Philadelphia School District GO, Series 2002 A, 5.25%, 2/1/11 (FSA/State Aid Withholding)(1)	3,187,117
15,805,000	Pittsburgh GO, Series 2006 B, 5.25%, 9/1/16 (FSA)(1)	17,261,115
2,270,000	Scranton Parking Auth. Rev., GTD, 5.00%, 6/1/22 (RADIAN)(1)	1,915,562
4,500,000	Westmoreland County Municipal Auth. Rev., 5.25%, 8/15/15, Prerefunded at 100% of Par (FSA)(1)(2)	5,243,400
		59,011,982
PUERTO RICO — 3.7%
4,000,000	Puerto Rico Aqueduct & Sewer Auth. Rev., Series 2008 A, (Senior Lien), 5.00%, 7/1/12(1)	4,125,760
12,550,000	Puerto Rico Aqueduct & Sewer Auth. Rev., Series 2008 A, (Senior Lien), 5.00%, 7/1/14(1)	12,740,132
1,750,000	Puerto Rico Aqueduct & Sewer Auth. Rev., Series 2008 A, (Senior Lien), 6.00%, 7/1/44(1)	1,559,057
5,000,000	Puerto Rico GO, Series 2006 B, 5.25%, 7/1/17(1)	4,772,000
3,020,000	Puerto Rico GO, Series 2008 A, 5.50%, 7/1/16(1)	2,945,950
3,000,000	Puerto Rico GO, Series 2008 A, 5.125%, 7/1/28(1)	2,546,310
2,000,000	Puerto Rico Government Development Bank Rev., Series 2006 B, (Senior Notes), 5.00%, 12/1/16(1)	1,884,740
575,000	Puerto Rico Highway & Transportation Auth. Rev., Series 2007 CC, 5.00%, 7/1/14(1)	566,496
2,000,000	Puerto Rico Infrastructure Financing Auth. Special Tax Rev., Series 2006 B, 5.00%, 7/1/13(1)	1,960,160
3,700,000	Puerto Rico Municipal Finance Agency GO, Series 2005 A, 5.00%, 8/1/11(1)	3,715,947
5,000,000	Puerto Rico Public Buildings Auth. Rev., Series 2004 I, (Government Facilities), 5.50%, 7/1/14, Prerefunded at 100% of Par(1)(2)	5,696,200
2,000,000	Puerto Rico Public Buildings Auth. Rev., Series 2007 M, (Government Facilities), 5.50%, 7/1/12(1)	2,024,480
		44,537,232
RHODE ISLAND — 0.4%
1,000,000	Cranston GO, 6.375%, 11/15/09, Prerefunded at 101% of Par (FGIC)(1)(2)	1,052,040
2,000,000	Rhode Island Depositors Economic Protection Corp. Rev., Series 1993 A, 6.25%, 8/1/16 (MBIA)(1)	2,491,220
1,265,000	Rhode Island Health & Educational Building Corp. Rev., (Landmark Medical Center), 5.00%, 10/1/17 (RADIAN)(1)	1,175,716
		4,718,976
SOUTH CAROLINA — 1.9%
5,455,000	Charleston Educational Excellence Finance Corp. Rev., (Charleston County School District), 5.00%, 12/1/19(1)	5,670,418
1,700,000	Florence Water & Sewer Rev., 7.50%, 3/1/18 (Ambac)(1)	1,812,829
1,060,000	Kershaw County Public Schools Foundation Installment Purchase Rev., (School Improvements), 5.00%, 12/1/17 (CIFG)(1)	1,133,712
2,260,000	Kershaw County Public Schools Foundation Installment Purchase Rev., (School Improvements), 5.00%, 12/1/18 (CIFG)(1)	2,392,210
1,900,000	Kershaw County Public Schools Foundation Installment Purchase Rev., (School Improvements), 5.00%, 12/1/19 (CIFG)(1)	1,985,329
3,000,000	Kershaw County Public Schools Foundation Installment Purchase Rev., (School Improvements), 5.00%, 12/1/20 (CIFG)(1)	3,100,530
140,000	Piedmont Municipal Power Agency Rev., 6.50%, 1/1/16 (FGIC)(1)(2)	175,673
625,000	Piedmont Municipal Power Agency Rev., 6.75%, 1/1/19 (FGIC)(1)(2)	810,144
875,000	Piedmont Municipal Power Agency Rev., 6.75%, 1/1/19 (FGIC)(1)	1,019,139

Tax-Free Bond – Schedule of Investments

FEBRUARY 28, 2009 (UNAUDITED)
Principal Amount                                                                                                                                                                        Value

$ 375,000	Piedmont Municipal Power Agency Rev., Series 1991 A, 6.50%, 1/1/16 (FGIC)(1)	$ 407,689
485,000	Piedmont Municipal Power Agency Rev., Series 1991 A, 6.50%, 1/1/16 (FGIC)(1)	608,583
1,095,000	Spartanburg County Health Services District, Inc. Hospital Rev., 5.50%, 4/15/16 (FSA)(1)	1,143,749
920,000	Sumter Waterworks and Sewer System Improvement Rev., 5.00%, 12/1/22 (XLCA)(1)	947,232
2,000,000	Tobacco Settlement Revenue Management Auth. Rev., 5.00%, 6/1/18(1)	1,905,700
		23,112,937
TENNESSEE — 0.5%
3,340,000	Chattanooga Health Educational & Housing Facility Board Rev., Series 2005 A, (Campus Development Foundation, Inc. Phase I LLC), 5.00%, 10/1/15(1)	2,990,903
2,300,000	Tennessee State School Board Auth. Rev., Series 2008 B, (Higher Educational Facilities), 5.125%, 5/1/33(1)	2,329,233
		5,320,136
TEXAS — 4.7%
3,300,000	Allen Independent School District GO, 5.25%, 2/15/34(1)	3,340,821
1,000,000	Canadian River Municipal Water Auth. Rev., (Conjunctive Use Groundwater), 5.00%, 2/15/19 (Ambac)(1)	1,061,390
2,035,000	Cash Special Utility District Rev., 5.25%, 9/1/24 (MBIA)(1)	1,903,722
340,000	Clint Independent School District GO, (Unlimited Tax School Building and Refunding Bonds), 6.00%, 2/15/11, Prerefunded at 100% of Par (PSF-GTD)(1)(2)	371,205
1,475,000	Clint Independent School District GO, (Unlimited Tax School Building and Refunding Bonds), 6.00%, 2/15/17 (PSF-GTD)(1)	1,590,625
1,000,000	Cypress-Fairbanks Independent School District GO, 5.00%, 2/15/16 (PSF-GTD)(1)	1,146,400
2,000,000	Donna Independent School District GO, 5.00%, 2/15/15 (PSF-GTD)(1)	2,274,120
1,115,000	Edcouch-Elsa Independent School District GO, 5.00%, 2/15/14 (PSF-GTD)(1)	1,254,966
320,000	Garza County Public Facility Corp. Rev., 4.75%, 10/1/09(1)	322,032
585,000	Garza County Public Facility Corp. Rev., 4.75%, 10/1/10(1)	589,124
610,000	Garza County Public Facility Corp. Rev., 5.00%, 10/1/11(1)	611,366
2,015,000	Garza County Public Facility Corp. Rev., 5.00%, 10/1/13(1)	1,975,667
1,115,000	Garza County Public Facility Corp. Rev., 5.25%, 10/1/14(1)	1,090,147
1,225,000	Garza County Public Facility Corp. Rev., 5.25%, 10/1/15(1)	1,181,304
1,145,000	Garza County Public Facility Corp. Rev., 5.25%, 10/1/16(1)	1,085,472
1,000,000	Garza County Public Facility Corp. Rev., 5.50%, 10/1/16(1)	963,020
1,000,000	Gregg County Health Facilities Development Corp. Rev., Series 2006 A, (Good Shepherd Medical Center), 5.00%, 10/1/16(1)	937,630
2,500,000	Harris County Cultural Education Facilities Finance Corp. Rev., Series 2008 B, (The Methodist Hospital System), 5.50%, 12/1/18(1)	2,733,800
390,000	Harris County Housing Finance Corp. Rev., (Las Americas Apartments), 4.90%, 3/1/11 (LIQ FAC: FNMA)(1)	400,690
700,000	Hays Consolidated Independent School District GO, 4.47%, 8/15/11 (PSF-GTD)(1)(2)(4)	667,688
2,300,000	Hays Consolidated Independent School District GO, 4.47%, 8/15/11 (PSF-GTD)(1)(4)	2,192,774
1,295,000	Hidalgo County GO, 5.50%, 8/15/12, Prerefunded at 100% of Par (FGIC)(1)(2)	1,465,357
1,750,000	Hidalgo County GO, 5.50%, 8/15/12, Prerefunded at 100% of Par (FGIC)(1)(2)	1,980,213
335,000	Katy Independent School District GO, 5.00%, 2/15/38 (PSF-GTD)(3)	336,846
1,630,000	Live Oak GO, 5.25%, 8/1/22 (MBIA)(1)	1,630,929
1,740,000	Montgomery County GO, 5.50%, 3/1/14, Prerefunded at 100% of Par (Ambac)(1)(2)	2,013,894
9,500,000	North Texas Tollway Auth. Rev., Series 2008 H, VRDN, 5.00%, 1/1/13(1)	9,496,105
550,000	Pasadena Independent School District GO, Series 1996 A, 6.05%, 2/15/16 (PSF-GTD)(1)	662,728

Tax-Free Bond – Schedule of Investments

FEBRUARY 28, 2009 (UNAUDITED)
Principal Amount                                                                                                                                                                        Value

$ 2,120,000	Southside Independent School District GO, Series 2004 A, 5.25%, 8/15/25 (PSF-GTD)(1)	$ 2,209,188
1,000,000	Tarrant County Cultural Education Facilities Finance Corp. Retirement Facility Rev., (Air Force Village Obligated Group), 5.00%, 5/15/16(1)	893,460
195,000	Texas Public Finance Auth. Rev., (Technical College), 6.25%, 8/1/09 (MBIA)(1)	198,769
400,000	Texas Public Finance Auth. Rev., Series 2006 A, (KIPP, Inc.), 5.25%, 2/15/14 (ACA)(1)	368,132
1,000,000	Travis County Health Facilities Development Corp. Rev., Series 1999 A, (Ascension Health Credit), 5.875%, 11/15/09, Prerefunded at 101% of Par (Ambac)(1)(2)	1,048,250
1,265,000	West Oso Independent School District GO, 5.50%, 8/15/13, Prerefunded at 100% of Par (PSF-GTD)(1)(2)	1,464,706
3,750,000	Williamson County GO, 5.00%, 2/15/32	3,704,588
1,000,000	Williamson County GO, Series 2004 A, (Unlimited Tax Road & Refunding Bonds), 5.00%, 2/15/19 (MBIA)(1)	1,114,410
		56,281,538
U.S. VIRGIN ISLANDS — 0.3%
2,000,000	Virgin Islands Public Finance Auth. Rev., Series 1998 A, (Senior Lien), 5.20%, 10/1/09(1)	2,018,280
1,500,000	Virgin Islands Water & Power Auth. Rev., Series 2007 A, 5.00%, 7/1/24(1)	1,295,235
		3,313,515
UTAH — 1.4%
2,550,000	Eagle Mountain City Gas & Electric Rev., 5.00%, 6/1/19 (RADIAN)(1)	2,285,080
3,500,000	Intermountain Power Agency Rev., Series 2008 A, 5.25%, 7/1/20(1)	3,604,405
890,000	Salt Lake City Hospital Rev., Series 1988 A, (Intermountain Health Corporation), 8.125%, 5/15/15(1)(2)	1,042,021
1,495,000	Utah County Municipal Building Auth. Lease Rev., 5.00%, 11/1/09 (Ambac)(1)(2)	1,540,612
1,820,000	Utah County Municipal Building Auth. Lease Rev., 5.25%, 11/1/11, Prerefunded at 100% of Par (Ambac)(1)(2)	2,001,982
1,915,000	Utah County Municipal Building Auth. Lease Rev., 5.25%, 11/1/11, Prerefunded at 100% of Par (Ambac)(1)(2)	2,106,481
1,000,000	Utah County Municipal Building Auth. Lease Rev., 5.50%, 11/1/11, Prerefunded at 100% of Par (Ambac)(1)(2)	1,106,530
1,130,000	West Valley City Municipal Building Auth. Lease Rev., Series 2002 A, 5.00%, 8/1/10 (Ambac)(1)	1,179,912
1,305,000	West Valley City Utility Sales Tax Rev., Series 2001 A, 5.50%, 7/15/11, Prerefunded at 100% of Par (MBIA)(1)(2)	1,432,068
		16,299,091
VERMONT — 0.4%
4,290,000	University of Vermont & State Agricultural College Rev., 5.00%, 10/1/19 (Ambac)(1)	4,679,103

VIRGINIA — 1.2%
1,500,000	Fairfax County COP, 5.30%, 4/15/23(1)	1,559,955
1,115,000	Pittsylvania County GO, Series 2001 B, 5.75%, 3/1/18 (MBIA/State Aid Withholding)(1)	1,204,122
5,100,000	Virginia College Building & Education Facilities Auth. Rev., Series 2009 A, (Public Higher Education Financing Program), 5.00%, 9/1/28(1)	5,239,893
5,120,000	Virginia Resources Auth. Clean Water Rev., 5.00%, 10/1/16(1)	5,927,373
		13,931,343
WASHINGTON — 4.2%
1,000,000	Benton County Public Utility District No. 1 Rev., Series 2001 A, 5.625%, 11/1/19 (FSA)(1)	1,073,960
1,000,000	Cowlitz County Kelso School District No. 458 GO, 5.75%, 6/1/12, Prerefunded at 100% of Par (FSA)(1)(2)	1,131,500

Tax-Free Bond – Schedule of Investments

FEBRUARY 28, 2009 (UNAUDITED)
Principal Amount                                                                                                                                                                        Value

$ 2,375,000	Energy Northwest Electric Rev., Series 2008 D, (Columbia Generating), 5.00%, 7/1/12(1)	$ 2,602,715
1,750,000	Energy Northwest Rev., 4.75%, 7/1/20 (MBIA)(1)	1,797,670
3,500,000	Energy Northwest Rev., Series 2002 A, (Columbia Generating), 5.75%, 7/1/18 (MBIA)(1)	3,801,630
10,000,000	Energy Northwest Rev., Series 2002 B, (Columbia Generating), 6.00%, 7/1/18 (Ambac)(1)	10,887,500
1,000,000	King County Public Hospital District No. 2 GO, (Evergreen Healthcare), 5.00%, 12/1/14 (MBIA)(1)	1,067,750
1,555,000	King County School District No. 414 Lake Washington GO, 5.75%, 12/1/12, Prerefunded at 100% of Par(1)(2)	1,787,628
1,000,000	Kitsap County School District No. 303 Bainbridge Island GO, 5.00%, 12/1/17 (MBIA)(1)	1,116,510
1,260,000	Mason County School District No. 309 Shelton GO, 5.625%, 12/1/11, Prerefunded at 100% of Par (FGIC)(1)(2)	1,401,410
1,000,000	Metropolitan Park District of Tacoma GO, 6.00%, 12/1/11, Prerefunded at 100% of Par (Ambac)(1)(2)	1,122,340
1,120,000	Metropolitan Park District of Tacoma GO, 6.00%, 12/1/11, Prerefunded at 100% of Par (Ambac)(1)(2)	1,257,021
6,715,000	Snohomish County Edmonds School District No. 15 GO, 5.00%, 12/1/17 (MBIA/FGIC)(1)	7,478,965
1,720,000	University of Washington Rev., (Student Facilities Fee), 5.875%, 6/1/10, Prerefunded at 101% of Par (FSA)(1)(2)	1,844,975
1,000,000	Washington GO, Series 1990 A, 6.75%, 2/1/15(1)	1,162,590
4,500,000	Washington Health Care Facilities Auth. Rev., Series 2006 D, (Providence Health & Services), 5.25%, 10/1/33 (FSA)(1)	4,390,515
2,000,000	Washington Health Care Facilities Auth. Rev., Series 2008 B, (Multicare Health System), 6.00%, 8/15/39 (AGC)(1)	1,973,500
1,500,000	Whitman County Pullman School District No. 267 GO, 5.625%, 12/1/16 (FSA)(1)	1,634,250
1,675,000	Yakima County School District No. 208 West Valley GO, 5.00%, 12/1/18 (MBIA)(1)	1,852,768
		49,385,197
WISCONSIN — 0.5%
1,990,000	Wisconsin Clean Water Rev., 6.875%, 6/1/11(1)	2,124,166
2,590,000	Wisconsin Health & Educational Facilities Auth. Rev., (Aurora Medical Group), 6.00%, 11/15/10 (FSA)(1)	2,751,875
600,000	Wisconsin Health & Educational Facilities Auth. Rev., (Blood Center Southeastern), 5.75%, 6/1/34(1)	518,268
500,000	Wisconsin Transportation Rev., Series 2008 A, 5.00%, 7/1/18(1)	565,700
		5,960,009
TOTAL MUNICIPAL SECURITIES
(Cost $1,158,606,050)		1,171,195,783
COMMERCIAL PAPER — 1.4%
CALIFORNIA — 1.4%
17,000,000	California GO, 9.00%, 3/11/09(1)
(Cost $17,000,000)		17,012,750
TOTAL INVESTMENT SECURITIES — 99.9%
(Cost $1,175,606,050)		1,188,208,533
OTHER ASSETS AND LIABILITIES — 0.1%		842,410
TOTAL NET ASSETS — 100.0%		$1,189,050,943

Tax-Free Bond – Schedule of Investments

FEBRUARY 28, 2009 (UNAUDITED)

Notes to Schedule of Investments
ABAG	-	Association of Bay Area Governments
ACA	-	American Capital Access
AGC	-	Assured Guaranty Corporation
Ambac	-	Ambac Assurance Corporation
BHAC	-	Berkshire Hathaway Assurance Corporation
CIFG	-	CDC IXIS Financial Guaranty North America
COP	-	Certificates of Participation
FGIC	-	Financial Guaranty Insurance Co.
FNMA	-	Federal National Mortgage Association
FSA	-	Financial Security Assurance, Inc.
GO	-	General Obligation
GTD	-	Guaranteed
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
MBIA	-	MBIA Insurance Corporation
MBIA-IBC	-	MBIA Insurance Corporation - Insured Bond Certificates
PSF-GTD	-	Permanent School Fund - Guaranteed
RADIAN	-	Radian Asset Assurance, Inc.
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
XLCA	-	XL Capital Ltd.

(1)	Security, or a portion thereof, has been segregated for when-issued securities. At the period end, the aggregate value of securities pledged was $2,318,906.
(2)	Escrowed to maturity in U.S. government securities or state and local government securities.
(3)	When-issued security.
(4)	Security is a zero-coupon municipal bond. The rate indicated is the yield to maturity at purchase. Zero-coupon securities are issued at a substantial discount from their value at maturity.

Tax-Free Bond – Schedule of Investments

FEBRUARY 28, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities are valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid and asked prices. Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Debt securities maturing in greater than 60 days at the time of purchase are valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Trustees. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees, if such determination would materially impact a fund's net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices based on an active market;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data; or
   •     Level 3 valuation inputs consist of significant unobservable inputs such as a fund’s own assumptions.

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of February 28, 2009:
Valuation Inputs	Value of Investment Securities
Level 1 - Quoted Prices	-
Level 2 - Other Significant Observable Inputs	$ 1,188,208,533
Level 3 - Significant Unobservable Inputs	-
$ 1,188,208,533

3. Federal Tax Information

As of February 28, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$ 1,175,606,050
Gross tax appreciation of investments	$ 40,524,097
Gross tax depreciation of investments	(27,921,614)
Net tax appreciation (depreciation) of investments	$ 12,602,483

The cost of investment for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule.  It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes.  More information is available in the fund’s most recent annual or semiannual shareholder report

American Century Investments®

Quarterly Portfolio Holdings

Long-Term Tax-Free Fund

February 28, 2009

Long-Term Tax-Free – Schedule of Investments

FEBRUARY 28, 2009 (UNAUDITED)
Principal Amount                                                                                                                                                                      Value

MUNICIPAL SECURITIES — 96.5%
ALABAMA — 1.2%
$ 500,000	East Alabama Health Care Facilities Auth. Rev., Series 2008 B, VRDN, 5.00%, 9/1/13(1)	$ 497,625

ARIZONA — 1.2%
200,000	Mohave County Industrial Development Authority Correctional Facilities Contract Rev., (Mohave Prison, LLC Expansion), 8.00%, 5/1/25(1)	207,358
250,000	Phoenix Arizona Civic Import Corp. Wastewater System Rev., 5.50%, 7/1/24(1)	268,490
		475,848
CALIFORNIA — 14.0%
400,000	Anaheim Public Financing Auth. Rev., (Electric System Distribution), 5.25%, 10/1/34(2)	399,700
500,000	Bay Area Toll Auth. Toll Bridge Rev., Series 2007 F, 5.00%, 4/1/31(1)	492,745
300,000	Bay Area Toll Auth. Toll Bridge Rev., Series 2008 F1, (San Francisco Bay Area), 5.00%, 4/1/39(1)	287,391
200,000	California Department of Water Resources Power Supply Rev., Series 2005 G4, 5.00%, 5/1/16(1)	219,606
500,000	California Department of Water Resources Power Supply Rev., Series 2008 H, 5.00%, 5/1/22(1)	521,040
1,400,000	California Economic Recovery GO, Series 2004 C3, VRDN, 0.70%, 3/2/09 (SBBPA: Landesbank Hessen-Thuringen Girozentrale)(1)	1,400,000
250,000	California Health Facilities Financing Auth. Rev., Series 2008 C, (Providence Health & Services), 6.50%, 10/1/38(1)	263,193
300,000	California State Department of Water Resources Rev., Series 2005 F-5, 5.00%, 5/1/22(1)	312,624
565,000	Chaffey Community College District GO, Series 2007 C, (Election of 2002), 5.00%, 6/1/32 (MBIA)(1)	550,553
50,000	Desert Sands Unified School District COP, (Financing), 5.00%, 3/1/18(1)	51,730
500,000	Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A-1, 5.75%, 6/1/47(1)	301,420
200,000	Los Angeles Community College District GO, Series 2008 E-1, (Election of 2001), 5.00%, 8/1/23(1)	207,498
150,000	Metropolitan Water District of Southern California GO, 3.50%, 3/1/10(1)	154,180
150,000	Metropolitan Water District of Southern California Rev., Series 2004 B-3, 3.25%, 10/1/11 (MBIA)(1)	157,417
250,000	San Bernardino Community College, Series 2008 A, (Election of 2002), 6.25%, 8/1/33(1)	272,860
		5,591,957
COLORADO — 1.3%
200,000	Colorado Health Facility Auth. Rev., Series 2008 D, (Catholic Health Initiatives), 6.25%, 10/1/33(1)	206,836
300,000	University of Colorado Rev., Series 2009 A, 5.25%, 6/1/30(1)	307,149
		513,985
CONNECTICUT — 2.6%
500,000	Connecticut Health & Educational Facilities Auth. Rev., Series 2003 X-3, (Yale University), 4.85%, 7/1/37(1)	502,355
150,000	Connecticut Health & Educational Facilities Auth. Rev., Series 2007 C, (Hospital for Special Care Issue), 5.25%, 7/1/27 (RADIAN)(1)	115,592
400,000	Connecticut Health & Educational Facilities Auth. Rev., Series 2007 I, (Quinnipiac University), 5.00%, 7/1/17 (MBIA)(1)	436,420
		1,054,367
DELAWARE — 0.3%
100,000	New Castle County GO, Series 2009 A, 5.00%, 7/15/27(1)	104,567

Long-Term Tax-Free – Schedule of Investments

FEBRUARY 28, 2009 (UNAUDITED)
Principal Amount                                                                                                                                                                      Value

DISTRICT OF COLUMBIA — 1.2%
$ 500,000	District of Columbia Water & Sewer Auth. Public Utility Rev., Series 2008 A, 5.00%, 10/1/34 (AGC)(1)	$ 488,680

FLORIDA — 8.6%
500,000	Florida Board of Education Capital Outlay GO, Series 2007 G, 4.75%, 6/1/37 (MBIA)(1)	461,970
500,000	Florida Rural Utility Financing Commission Rev., Series 2008 A, (Public Project Construction), 3.25%, 2/1/11(1)	502,290
500,000	JEA St. Johns River Power Park System Rev., Series 2, Issue 3, 5.00%, 10/1/37(1)	471,010
500,000	Miami-Dade County Educational Facilities Auth. Rev., Series 2008 A, (University of Miami), 5.50%, 4/1/38(1)	492,125
1,000,000	Orange County Health Facilities Auth. Rev., Series 2007 A-2, (Orlando Regional Healthcare), VRDN, 1.25%, 3/2/09 (FSA) (SBBPA: Dexia Credit Local)(1)	1,000,000
500,000	Tampa Water & Sewer Systems Rev., 5.00%, 10/1/37(1)	478,725
		3,406,120
GEORGIA — 7.5%
300,000	Athens-Clarke County Unified Government Water & Sewer Rev., 5.625%, 1/1/28(1)	318,489
500,000	Burke County Development Auth. Pollution Control Rev., Series 2006 C-1, (Oglethorpe Power Corp. Vogtle), VRDN, 4.625%, 4/1/10 (Ambac)(1)	508,105
500,000	Fulton County Development Auth. Rev., Series 2001 A, (TUFF/Atlanta Housing, LLC Project at Georgia State University), 5.50%, 9/1/18 (Ambac)(1)	523,340
500,000	Georgia Road & Tollway Auth. Rev., Series 2008 A, (Federal Highway Grant Anticipation Bonds), 5.00%, 6/1/11(1)	536,630
810,000	LaGrange Water & Sewerage Rev., 5.00%, 1/1/12 (Ambac)(1)	866,619
40,000	Municipal Electric Authority of Georgia, Series 1998 Y, (Project One Special Obligation), 6.40%, 1/1/13 (Ambac)(1)	44,080
200,000	Municipal Electric Authority of Georgia, Series 2008 D, (General Resolution), 5.50%, 1/1/26(1)	204,678
		3,001,941
ILLINOIS — 5.2%
500,000	Chicago Board of Education GO, Series 2008 C, 5.25%, 12/1/23(1)	515,365
500,000	Chicago O'Hare International Airport Rev., Series 2008 A, 5.00%, 1/1/12 (FSA)(1)	536,095
200,000	Illinois Financial Auth. Rev., (Advocate Health Care Network), 6.25%, 11/1/28(1)	206,200
700,000	Winnebago, Boone et al Counties Community College District No. 511 GO, (Rock Valley Community College), 6.30%, 10/1/15 (MBIA/FGIC)(1)	820,575
		2,078,235
INDIANA — 1.3%
500,000	Indiana Bond Bank Rev., Series 2006 A, 5.00%, 8/1/20 (FSA)(1)	538,065

KENTUCKY — 4.9%
250,000	Kentucky Property & Buildings Community Rev., 5.50%, 11/1/28(1)	257,737
200,000	Kentucky Turnpike Auth. Economic Development Road Rev., Series 2008 A, (Revitalization), 5.00%, 7/1/17(1)	227,350
650,000	Louisville & Jefferson County Metropolitan Sewer District Rev., Series 2003 A, VRDN, 1.05%, 3/2/09 (FSA) (SBBPA: JP Morgan Chase Bank N.A.)(1)	650,000
800,000	Louisville & Jefferson County Visitors and Convention Commission Rev., Series 2004 B, (Kentucky International Convention), VRDN, 1.05%, 3/2/09 (FSA) (SBBPA: JP Morgan Chase Bank N.A.)(1)	800,000
		1,935,087

Long-Term Tax-Free – Schedule of Investments

FEBRUARY 28, 2009 (UNAUDITED)
Principal Amount                                                                                                                                                                      Value

MARYLAND — 4.1%
$ 150,000	Maryland Economic Development Corp. Student Housing Rev., (University of Maryland, College Park), 5.00%, 6/1/19(1)	$ 125,992
500,000	Maryland GO, Series 2005 B, (State & Local Facilities Loan), 5.25%, 2/15/12(1)	554,360
200,000	Maryland Health & Higher Educational Facilities Auth. Rev., (Johns Hopkins University), 5.00%, 7/1/18(1)	231,318
300,000	Maryland Health & Higher Educational Facilities Auth. Rev., (Johns Hopkins University), 5.25%, 7/1/38(1)	307,551
400,000	Maryland Health & Higher Educational Facilities Auth. Rev., (LifeBridge Health Issue), 4.75%, 7/1/11(1)	410,644
		1,629,865
MASSACHUSETTS — 3.1%
200,000	Massachusetts Bay Transportation Auth. Rev., Series 2008 A, 5.25%, 7/1/34(1)	205,336
200,000	Massachusetts GO, Series 2008 A, 5.00%, 8/1/24(1)	211,036
200,000	Massachusetts Health & Educational Facilities Auth. Rev., (Boston Medical Center), 5.25%, 7/1/38(1)	145,520
200,000	Massachusetts Health & Educational Facilities Auth. Rev., Series 2009 A, (Harvard University), 5.50%, 11/15/36(1)	212,190
200,000	Massachusetts Health & Educational Facilities Auth. Rev., Series 2009 O, (Massachusetts Institute of Technology), 5.75%, 7/1/26(1)	223,416
250,000	Massachusetts Water Resources Auth. Rev., Series 2006 B, 5.00%, 8/1/31 (Ambac)(1)	251,532
		1,249,030
MINNESOTA — 1.9%
300,000	Minneapolis-St. Paul Metropolitan Airports Commission Rev., Series 2007 B, 5.00%, 1/1/25 (MBIA/FGIC)(1)	302,694
400,000	Minnesota GO, 5.00%, 6/1/18(1)	452,780
		755,474
MISSOURI — 0.7%
250,000	Missouri Health & Educational Facilities Auth. Rev., Series 2008 A, (The Washington University), 5.375%, 3/15/39(1)	260,818

NEBRASKA — 1.1%
300,000	Municipal Energy Agency Rev., Series 2009 A, 5.375%, 4/1/39 (BHAC)(1)	305,247
150,000	Nebraska Public Power District Rev., Series 2008 B, 5.00%, 1/1/24(1)	153,325
		458,572
NEW JERSEY — 1.9%
500,000	Monmouth County GO, (County College Bonds), 4.00%, 9/15/19(1)	522,920
200,000	New Jersey Sports & Exposition Auth. Rev., Series 2008 B, 5.00%, 9/1/18(1)	220,636
		743,556
NEW YORK — 9.6%
250,000	Long Island Power Auth. Electric System Rev., Series 2008 A, 6.00%, 5/1/33(1)	263,408
200,000	Metropolitan Transportation Auth. Rev., Series 2008 C, 6.50%, 11/15/28(1)	220,982
500,000	New York City Municipal Water Finance Auth. Water & Sewer System Rev., Series 2004 C, 5.00%, 6/15/35(1)	489,220
500,000	New York City Municipal Water Finance Auth. Water & Sewer System Rev., Series 2008 DD, 5.00%, 6/15/37(1)	487,400
215,000	New York City Transitional Finance Auth. Rev., Series 2004 D-2, 5.00%, 11/1/12(1)	237,964
500,000	New York State Dormitory Auth. Rev., Series 2008 A, (Columbia University), 4.00%, 7/1/13 (GO of University)(1)	544,230
500,000	New York State Dormitory Auth. Rev., Series 2008 A-1, (Memorial Sloan - Kettering Cancer Center), 5.00%, 7/1/36(1)	484,750
300,000	New York State Dormitory Auth. State Personal Income Tax Rev., Series 2008 A, 5.00%, 3/15/19(1)	333,609

Long-Term Tax-Free – Schedule of Investments

FEBRUARY 28, 2009 (UNAUDITED)
Principal Amount                                                                                                                                                                      Value

$ 540,000	New York Urban Development Corp. State Personal Income Tax Rev., Series 2008 A-1, (Economic Development & Housing), 5.00%, 12/15/22(1)	$ 571,147
200,000	Triborough Bridge & Tunnel Auth. Rev., Series 2008 C, (GO of Auth.), 5.00%, 11/15/38(1)	194,850
		3,827,560
NORTH CAROLINA — 1.5%
250,000	North Carolina Eastern Municipal Power Agency Rev., Series 2008 C, 6.75%, 1/1/24(1)	262,908
300,000	North Carolina Municipal Power Agency No. 1 Catawba Electric Rev., Series 2008 A, 5.25%, 1/1/16(1)	323,733
		586,641
OHIO — 0.4%
250,000	Buckeye Tobacco Settlement Financing Auth. Rev., Series 2007 A-2, (Asset-Backed Senior Current Interest Turbo Term), 5.875%, 6/1/30(1)	158,553

PENNSYLVANIA — 5.8%
450,000	Allegheny County Hospital Development Auth. Rev., Series 2008 A, (University of Pittsburgh Medical Center), 5.00%, 9/1/18(1)	470,619
1,000,000	Allegheny County Industrial Development Auth. Rev., (Residential Resources, Inc.), 4.50%, 9/1/11(1)	978,320
500,000	Central Dauphin School District GO, 7.00%, 2/1/16, Prerefunded at 100% of Par (MBIA/State Aid Withholding)(1)(3)	642,960
200,000	Pennsylvania Turnpike Commission Rev., Series 2008 C, 6.00%, 6/1/28 (AGC)(1)	220,114
		2,312,013
PUERTO RICO — 1.7%
500,000	Puerto Rico Aqueduct & Sewer Auth. Rev., Series 2008 A, 5.00%, 7/1/14(1)	507,575
200,000	Puerto Rico GO, Series 2008 A, 5.125%, 7/1/28(1)	169,754
		677,329
TENNESSEE — 0.8%
225,000	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Rev., Series 2008 A, (Vanderbilt University), 5.00%, 10/1/15 (Go of University)(1)	255,409
50,000	Shelby County Health Educational & Housing Facilities Board Rev., Series 2008 C, 5.25%, 6/1/17(1)	49,846
		305,255
TEXAS — 3.0%
250,000	Lower Colorado River Auth. Rev., 5.75%, 5/15/37(1)	252,968
200,000	North Texas Tollway Auth. Rev., Series 2008 H, VRDN, 5.00%, 1/1/13(1)	199,918
250,000	Tarrant County Cultural Education Facilities Finance Corp. Hospital Rev., (Scott & White Memorial Hospital and Scott, Sherwood & Brindley Foundation), 5.50%, 8/15/31(1)	232,210
500,000	Waco Education Finance Corp. Rev., Series 2008 C, (Baylor University), 5.00%, 3/1/36(1)	491,990
		1,177,086
UTAH — 2.7%
500,000	Utah State Board of Regents Hospital Rev., Series 2006 A, (University of Utah), 5.25%, 8/1/21 (MBIA)(1)	523,770
500,000	Utah Transit Auth. Sales Tax Rev., Series 2008 A, 5.00%, 6/15/20(1)	551,930
		1,075,700
VIRGINIA — 1.4%
300,000	Virginia College Building & Education Facilities Auth. Rev., Series 2009 A, (Public Higher Education Financing Program), 5.00%, 9/1/28(1)	308,229

Long-Term Tax-Free – Schedule of Investments

FEBRUARY 28, 2009 (UNAUDITED)
Principal Amount                                                                                                                                                                      Value

$ 200,000	Virginia Resources Auth. Clean Water Rev., 5.00%, 10/1/16(1)	$ 231,538
		539,767
WASHINGTON — 4.7%
250,000	Energy Northwest Electric Rev., Series 2008 D, (Columbia Generating), 5.00%, 7/1/12(1)	273,970
250,000	Redmond GO, 5.00%, 12/1/21(1)	273,068
440,000	Seattle Solid Waste Rev., 5.00%, 2/1/24(1)	455,946
350,000	Washington GO, Series 2008 A, 5.00%, 7/1/20(1)	386,382
500,000	Washington Health Care Facilities Auth. Rev., Series 2006 D, (Providence Health & Services), 5.25%, 10/1/33 (FSA)(1)	487,835
		1,877,201
WISCONSIN — 2.8%
475,000	Milwaukee Redevelopment Auth. Rev., Series 2003 A, (Milwaukee Public Schools - Neighborhood Schools Initiative), 5.125%, 8/1/13, Prerefunded at 100% of Par (Ambac/Moral Obligation)(1)(3)	541,224
500,000	Wisconsin Transportation Rev., Series 2008 A, 5.00%, 7/1/18(1)	565,700
		1,106,924
TOTAL MUNICIPAL SECURITIES
(Cost $38,199,125)		38,427,821
MUNICIPAL DERIVATIVES — 1.1%
TEXAS — 1.1%
360,000	Texas GO, VRDN, Inverse Floater, 7.50%, 9/30/11(1)(4)
(Cost $392,937)		442,066
TOTAL INVESTMENT SECURITIES — 97.6%
(Cost 38,592,062)		38,869,887
OTHER ASSETS AND LIABILITIES — 2.4%		937,075
TOTAL NET ASSETS — 100.0%		$39,806,962

Notes to Schedule of Investments
AGC	-	Assured Guaranty Corporation
Ambac	-	Ambac Assurance Corporation
BHAC	-	Berkshire Hathaway Assurance Corporation
COP	-	Certificates of Participation
FGIC	-	Financial Guaranty Insurance Co.
FSA	-	Financial Security Assurance, Inc.
GO	-	General Obligation
MBIA	-	MBIA Insurance Corporation
RADIAN	-	Radian Asset Assurance, Inc.
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	Security, or a portion thereof, has been segregated for when-issued securities. At the period end, the aggregate value of securities pledged was $400,000.
(2)	When-issued security.
(3)	Escrowed to maturity in U.S. government securities or state and local government securities.
(4)
Inverse floaters have interest rates that move inversely to market interest rates. Inverse floaters typically have durations longer than long-term bonds, which may cause their value to be more volatile than long-term bonds when interest rates change. Final maturity is indicated.

Long-Term Tax-Free – Schedule of Investments

FEBRUARY 28, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Debt securities maturing in greater than 60 days at the time of purchase are valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Trustees. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees, if such determination would materially impact a fund's net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices based on an active market;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data; or
   •     Level 3 valuation inputs consist of significant unobservable inputs such as a fund’s own assumptions.

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of February 28, 2009:

Valuation Inputs	Value of Investment Securities
Level 1 - Quoted Prices	-
Level 2 - Other Significant Observable Inputs	$ 38,869,887
Level 3 - Significant Unobservable Inputs	-
$ 38,869,887

3. Federal Tax Information

As of February 28, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$ 38,592,062
Gross tax appreciation of investments	$ 850,060
Gross tax depreciation of investments	(572,235)
Net tax appreciation (depreciation) of investments	$ 277,825

The cost of investment for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule.  It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes.  More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

High-Yield Municipal Fund

February 28, 2009

High-Yield Municipal – Schedule of Investments

FEBRUARY 28, 2009 (UNAUDITED)
Principal Amount                                                                                                                                                                       Value

MUNICIPAL SECURITIES — 97.3%
ARIZONA — 6.3%
$ 2,500,000	Arizona Health Facilities Auth. Rev., Series 2007 B, (Banner Health), VRDN, 1.77%, 4/1/09	$ 968,750
500,000	Mohave County Industrial Development Auth. Correctional Facilities Contract Rev., (Mohave Prison, LLC Expansion), 8.00%, 5/1/25	518,395
4,050,000	Phoenix Civic Improvement Corp. Airport Rev., Series 2008 D, 5.25%, 7/1/17	4,013,347
1,000,000	Phoenix Civic Improvement Corp. Airport Rev., Series 2008 D, 5.25%, 7/1/18	984,710
3,015,000	Pronghorn Ranch Community Facilities District GO, 6.40%, 7/15/29	2,051,195
1,120,000	Quailwood Meadows Community Facilities District GO, 6.00%, 7/15/22	819,941
2,000,000	Quailwood Meadows Community Facilities District GO, 6.125%, 7/15/29	1,299,160
750,000	Scottsdale Industrial Development Auth. Hospital Rev., Series 2008 A, (Scottsdale Healthcare), 5.25%, 9/1/30	625,147
856,000	Sundance Community Facilities District Assessment District No. 2 Rev., 7.125%, 7/1/27(1)	646,100
669,000	Sundance Community Facilities District Assessment District No. 3 Rev., 6.50%, 7/1/29	457,215
395,000	Sundance Community Facilities District GO, 6.25%, 7/15/29(1)	317,462
		12,701,422
CALIFORNIA — 3.8%
2,000,000	California Mobilehome Park Financing Auth. Rev., Series 2003 B, (Palomar Estates E&W), 7.00%, 9/15/36	1,493,820
2,235,000	Independent Cities Lease Finance Auth. Rev., Series 2004 A, (Morgan Hill - Hacienda Valley Mobile Estates), 5.90%, 11/15/34	1,567,450
1,000,000	Morongo Band of Misison Indians Rev., Series 2008 B, (Enterprise Casino Services), 6.50%, 3/1/28(1)	765,060
250,000	Palm Springs Airport Passenger Facility Charge Rev., (Palm Springs International Airport), 6.40%, 7/1/23	198,340
275,000	Palm Springs Airport Passenger Facility Charge Rev., (Palm Springs International Airport), 6.50%, 7/1/27	209,949
1,000,000	Soledad Improvement Bond Act of 1915 Special Assessment Rev., (Diamond Ridge Assessment District No. 2002-01), 6.75%, 9/2/33	829,240
1,500,000	Sunnyvale Community Facilities District No. 1 Special Tax Rev., 7.75%, 8/1/32	1,333,230
1,565,000	Vallejo Multifamily Housing Rev., Series 1998 B, (Solano Affordable Housing), 8.25%, 4/1/39	1,346,354
		7,743,443
COLORADO — 6.8%
9,865,000	Denver Health & Hospital Auth. Healthcare Rev., Series 2007 B, VRDN, 2.58%, 3/2/09, resets quarterly at 67% of the 3-month LIBOR plus 1.10% with no caps	3,650,050
5,725,000	Granby Ranch Metropolitan District GO, 6.75%, 12/1/36	3,694,342
3,000,000	One Horse Business Improvement District Rev., 6.00%, 6/1/24	2,192,100
1,500,000	Plaza Metropolitan District No. 1 Rev., 8.00%, 12/1/25	1,280,100
1,850,000	Todd Creek Farms Metropolitan District No. 1 Rev., 5.60%, 12/1/14	1,632,736
1,500,000	Todd Creek Farms Metropolitan District No. 1 Rev., 6.125%, 12/1/19	1,224,735
		13,674,063
CONNECTICUT — 2.6%
1,000,000	Connecticut Development Auth. Industrial Rev., (Afco Cargo BDL - LLC), 8.00%, 4/1/30	853,080
4,000,000	Connecticut Special Tax Obligation Rev., Series 2009 1, (Transportation Infrastructure), 5.00%, 2/1/19	4,474,880
		5,327,960

High-Yield Municipal – Schedule of Investments

FEBRUARY 28, 2009 (UNAUDITED)
Principal Amount                                                                                                                                                                       Value

DISTRICT OF COLUMBIA — 2.4%
$ 1,000,000	District of Columbia COP, (Public Safety & Emergency), 5.50%, 1/1/19 (Ambac)	$ 1,036,420
750,000	Metropolitan Washington Airports Auth. Rev., Series 2001 A, 5.50%, 10/1/18 (MBIA)	764,872
3,000,000	Metropolitan Washington Airports Auth. Rev., Series 2008 A, 5.50%, 10/1/21	3,039,990
		4,841,282
FLORIDA — 10.1%
1,550,000	Arborwood Community Development District Special Assessment Rev., Series 2006 B, (Centex Homes), 5.25%, 5/1/16	1,193,267
2,100,000	Concorde Estates Community Development District Special Assessment Rev., Series 2004 B, 5.00%, 5/1/11	1,087,968
140,000	Covington Park Community Development District Rev., Series 2004 B, (Capital Improvement), 5.30%, 11/1/09	125,653
1,860,000	Dupree Lakes Community Development District Rev., 5.00%, 11/1/10	1,261,210
5,000,000	Florida Municipal Power Agency, Rev., Series 2008 A, (All-Requirements Power Supply), 5.25%, 10/1/19	5,551,200
5,000,000	JEA Electric System Rev., Series 2009 A, 5.50%, 10/1/39	5,025,700
2,000,000	Miami-Dade County Health Facilities Auth. Rev., Series 2008, (Miami Children-A-2RMK), VRDN, 4.55%, 8/1/13	2,026,020
120,000	Middle Village Community Development District Special Assessment Rev., Series 2004 B, 5.00%, 5/1/09	110,860
2,500,000	Midtown Miami Community Development District Special Assessment Rev., Series 2004 A, 6.25%, 5/1/37	1,587,750
1,500,000	Putnam County Development Auth. Pollution Control Rev., Series 2007 B, (Seminole Electric Cooperative, Inc.), VRDN, 5.35%, 5/1/18 (Ambac)	1,512,870
1,245,000	South-Dade Venture Community Development District, Rev., 6.125%, 5/1/34	970,888
		20,453,386
GEORGIA — 4.2%
1,060,000	Atlanta Tax Allocation Rev., (Princeton Lakes), 5.50%, 1/1/31	700,904
650,000	Atlanta Water & Wastewater Rev., Series 2002 C, VRDN, 3.00%, 3/2/09 (FSA) (SBBPA: Dexia Credit Local)	650,000
1,000,000	Georgia Municipal Electric Auth. Rev., Series 2008 A, (General Resolution), 5.25%, 1/1/19	1,080,540
3,000,000	Georgia Municipal Electric Auth. Rev., Series 2008 D, (General Resolution), 6.00%, 1/1/23	3,240,150
4,000,000	Marietta Development Auth. Rev., (Life University, Inc.), 7.00%, 6/15/39	2,764,000
		8,435,594
GUAM — 0.6%
1,500,000	Guam Government Waterworks Auth. Rev., 6.00%, 7/1/25	1,228,275

ILLINOIS — 16.2%
1,325,000	Bedford Park Tax Allocation Rev., 5.125%, 12/30/18	1,041,874
1,000,000	Bolingbrook Sales Tax Rev., (Bolingbrook), 6.25%, 1/1/24	580,000
3,000,000	Chicago Tax Increment Allocation Rev., Series 2004 B, (Pilsen Redevelopment), (Junior Lien), 6.75%, 6/1/22	2,700,930
5,000,000	Hampshire Special Service Area No. 13 Special Tax Rev., (Tuscany Woods), 5.75%, 3/1/37	2,628,550
4,230,000	Hampshire Special Service Area No. 16 Special Tax Rev., Series 2007 A, (Crown Development - Prairie Ridge West), 6.00%, 3/1/46	2,135,558
13,000,000	Illinois Finance Auth. Rev., Series 2007 A, (Monarch Landing, Inc. Facility), 7.00%, 12/1/37	8,896,290
5,000,000	Illinois Finance Auth. Rev., Series 2007 A, (Sedgebrook, Inc. Facility), 6.00%, 11/15/37	2,790,700
5,000,000	Illinois Finance Auth. Rev., Series 2007 A, (Sedgebrook, Inc. Facility), 6.00%, 11/15/42	2,742,750

High-Yield Municipal – Schedule of Investments

FEBRUARY 28, 2009 (UNAUDITED)
Principal Amount                                                                                                                                                                       Value

$ 1,500,000	Illinois Finance Auth. Rev., Series 2009 A, (Rush University Medical Center Obligation Group), 7.25%, 11/1/30	$ 1,540,140
3,341,000	Pingree Grove Special Service Area No. 7 Special Tax Rev., Series 2006-1, (Cambridge Lakes), 6.00%, 3/1/36	2,008,075
3,500,000	Volo Village Special Service Area No. 3 Special Tax Rev., Series 2006-1, (Symphony Meadows), 6.00%, 3/1/36	2,005,675
5,990,000	Yorkville Special Service Area No. 2005-109 Special Tax Rev., Series 2006-105, (Bristol Bay I), 5.875%, 3/1/36	3,712,901
		32,783,443
KENTUCKY — 0.3%
600,000	Louisville & Jefferson County Visitors & Convention Commission Rev., Series 2004 B, (Kentucky International Convention), VRDN, 1.05%, 3/2/09 (FSA) (SBBPA: JP Morgan Chase Bank N.A.)	600,000

LOUISIANA — 0.6%
2,000,000	Colonial Pinnacle Community Development District Rev., 7.00%, 5/1/37	1,255,440

MARYLAND — 2.2%
5,000,000	Baltimore Special Obligation Rev., (Resh Park), 7.00%, 9/1/38	3,725,150
1,000,000	Maryland Industrial Development Financing Auth. Rev., Series 2005 A, (Our Lady of Good Counsel High School), 6.00%, 5/1/35	658,740
		4,383,890
MINNESOTA — 1.1%
3,000,000	North Oaks Senior Housing Rev., (Presbyterian Homes), 6.50%, 10/1/47	2,288,970

MISSOURI — 0.4%
860,000	Missouri Bottom Transportation Development District Hazelwood Rev., 7.20%, 5/1/33	670,198
170,000	Missouri Housing Development Commission Mortgage Rev., Series 1998 B2, (Single Family), 6.40%, 9/1/29 (GNMA/FNMA)	175,312
		845,510
NEVADA — 5.4%
650,000	Clark County Improvement District No. 108 & 124 Special Assessment Rev., Series 2003 B, 5.25%, 2/1/12	562,796
685,000	Clark County Improvement District No. 108 & 124 Special Assessment Rev., Series 2003 B, 5.375%, 2/1/13	565,529
660,000	Clark County Improvement District No. 108 & 124 Special Assessment Rev., Series 2003 B, 5.40%, 2/1/14	517,823
2,915,000	Clark County Improvement District No. 142 Special Assessment Rev., 5.50%, 8/1/12	2,708,676
1,350,000	Henderson Local Improvement District No. T-15 Special Assessment Rev., 6.10%, 3/1/24	1,049,949
1,105,000	Henderson Redevelopment Agency Tax Allocation Rev., Series 2002 B, 7.10%, 10/1/22	967,969
350,000	Henderson Redevelopment Agency Tax Allocation Rev., Series 2002 B, 7.20%, 10/1/25	296,121
1,235,000	Las Vegas Improvement District No. 607 Special Assessment Rev., 5.50%, 6/1/13	1,080,032
3,500,000	Las Vegas Improvement Districts No. 808 & 810 Special Assessment Rev., (Summerlin Village 23B), 6.125%, 6/1/31	1,803,305
680,000	Reno Special Assessment District No. 4 Rev., (Somersett Parkway), 5.20%, 12/1/10	665,251
715,000	Reno Special Assessment District No. 4 Rev., (Somersett Parkway), 5.45%, 12/1/11	686,751
		10,904,202
NEW JERSEY — 6.6%
2,150,000	New Jersey COP, Series 2008 A, (Equipment Lease Purchase), 5.00%, 6/15/21	2,223,057

High-Yield Municipal – Schedule of Investments

FEBRUARY 28, 2009 (UNAUDITED)
Principal Amount                                                                                                                                                                       Value

$ 5,000,000	New Jersey Economic Development Auth. Rev., Series 2006 A, (Gloucester Marine Terminal), 6.625%, 1/1/37	$ 3,606,850
5,000,000	New Jersey Economic Development Auth. Rev., Series 2006 B, (Gloucester Marine Terminal), 6.875%, 1/1/37	3,679,650
2,000,000	New Jersey Economic Development Auth. Rev., Series 2006 C, (Gloucerter Marine Terminal), 6.50%, 1/1/15	1,733,400
2,000,000	Rutgers State University Rev., Series 2009 F, (GO of University), 5.00%, 5/1/39	2,007,780
		13,250,737
NEW MEXICO — 1.5%
1,490,000	Cabezon Public Improvement District Special Tax Rev., 6.30%, 9/1/34	959,769
900,000	Mariposa East Public Improvement District GO, 6.00%, 9/1/32	550,890
1,190,000	Montecito Estates Public Improvement District Special Levy Rev., (City of Albuquerque), 7.00%, 10/1/37	781,996
1,000,000	Ventana West Public Improvement District Special Levy Rev., 6.875%, 8/1/33	700,740
		2,993,395
NEW YORK — 6.4%
2,500,000	Nassau County Industrial Development Agency Continuing Care Retirement Community Rev., Series 2007 A, (Amstredam at Harborside), 6.50%, 1/1/27	2,002,900
4,250,000	New York State Dormitory Auth. Rev., (Orange Regional Medical Center), 6.25%, 12/1/37	3,048,950
3,250,000	New York State Dormitory Auth. Rev., Series 2008 A2, (Memorial Sloan- Kettering Cancer Center), 5.00%, 7/1/26	3,312,985
1,000,000	Onondaga County Industrial Development Agency Rev., (Air Cargo), 7.25%, 1/1/32	794,100
2,500,000	Triborough Bridge & Tunnel Auth. Rev., Series 2008 B3, (GO of Authority), VRDN, 5.00%, 11/15/15	2,754,525
1,000,000	Triborough Bridge & Tunnel Auth. Rev., Series 2009 A-2, (GO of Authority), 5.25%, 11/15/34	1,015,900
		12,929,360
NORTH CAROLINA — 4.6%
4,645,000	North Carolina Municipal Power Agency No. 1 Catawba Electric Rev., Series 2008 A, 5.25%, 1/1/16	5,012,466
4,000,000	North Carolina Municipal Power Agency No. 1 Catawba Electric Rev., Series 2008 A, 5.25%, 1/1/17	4,286,280
		9,298,746
OHIO — 2.4%
4,255,000	Buckeye Tobacco Settlement Financing Auth. Rev., Series 2007 A2, (Asset-Backed Senior Current Interest Turbo Term), 6.50%, 6/1/47	2,668,055
285,000	New Albany Plain Local School District GO, 5.50%, 12/1/19 (FGIC)	303,856
1,800,000	Pinnacle Community Infrastructure Financing Facilities Auth. Rev., Series 2004 A, 6.25%, 12/1/36	1,097,172
1,100,000	Port of Greater Cincinnati Development Auth. Special Assessment Rev., (Cooperative Public Parking Infrastructure), 6.40%, 2/15/34	774,257
		4,843,340
OKLAHOMA — 0.3%
750,000	Oklahoma City Industrial & Cultural Facilities Trust Rev., 6.75%, 1/1/23	595,755

OREGON — 0.8%
2,430,000	Forest Grove Student Housing Rev., (Oak Tree Foundation), 5.50%, 3/1/37	1,587,033

PENNSYLVANIA — 1.1%
1,100,000	Allegheny County Industrial Development Health & Housing Facilities Auth. Rev., Series 2008 A, (Longwood Oakmont), VRDN, 1.00%, 3/2/09, (LOC: Allied Irish Bank Plc)	1,100,000
1,500,000	Allegheny County Redevelopment Auth. Tax Allocation Rev., (Pittsburgh Mills), 5.60%, 7/1/23	1,099,710
		2,199,710

High-Yield Municipal – Schedule of Investments

FEBRUARY 28, 2009 (UNAUDITED)
Principal Amount                                                                                                                                                                       Value

PUERTO RICO — 0.3%
$ 600,000	Puerto Rico Commonwealth GO, Series 2008 A, 6.00%, 7/1/38	$ 557,892
TENNESSEE — 4.1%
3,565,000	Chattanooga Health Educational & Housing Facility Board Rev., Series 2005 B, (Campus Development Foundation, Inc. Phase I LLC), 6.00%, 10/1/35	2,439,316
2,200,000	Knox County Health Educational & Housing Facilities Board Rev., Series 2006 B3, (Covenant Health), VRDN, 0.90%, 3/2/09 (AGC) (SBBPA: Suntrust Bank)	2,200,000
3,695,000	Shelby County Health Educational & Housing Facilities Board Rev., Series 2008 C, 5.25%, 6/1/17	3,683,656
		8,322,972
TEXAS — 3.9%
270,000	Abia Development Corp. Airport Facilities Rev., (Aero Austin L.P.), 6.75%, 1/1/11	259,467
2,250,000	Lower Colorado River Auth. Rev., 5.75%, 5/15/37	2,276,708
5,300,000	North Texas Tollway Auth. Rev., Series 2008 H, VRDN, 5.00%, 1/1/13	5,297,827
		7,834,002
VIRGINIA — 1.5%
3,000,000	Peninsula Town Center Community Development Auth. Rev., 6.45%, 9/1/37	1,878,090
1,000,000	Virginia College Building & Education Facilities Auth. Rev., Series 2009 A, (Public Higher Education Financing Program), 5.00%, 9/1/28	1,027,430
		2,905,520
WASHINGTON — 0.1%
250,000	Port of Seattle Rev., Series 2000 B, 6.00%, 2/1/15 (MBIA)	264,713

WISCONSIN — 0.7%
2,000,000	Wisconsin Health & Educational Facilities Auth. Rev., Series 2004 A, (Southwest Health Center), 6.25%, 4/1/34	1,366,140
TOTAL INVESTMENT SECURITIES — 97.3%
(Cost $254,585,874)		196,416,195
OTHER ASSETS AND LIABILITIES — 2.7%		5,465,555
TOTAL NET ASSETS — 100.0%		$201,881,750

Notes to Schedule of Investments
AGC	-	Assured Guaranty Corporation
Ambac	-	Ambac Assurance Corporation
COP	-	Certificates of Participation
FGIC	-	Financial Guaranty Insurance Co.
FNMA	-	Federal National Mortgage Association
FSA	-	Financial Security Assurance, Inc.
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
LIBOR	-	London Interbank Offered Rate
LOC	-	Letter of Credit
MBIA	-	MBIA Insurance Corporation
resets	-
The frequency with which a security’s coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $1,728,622, which represented 0.9% of total net assets.

High-Yield Municipal – Schedule of Investments

FEBRUARY 28, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Debt securities maturing in greater than 60 days at the time of purchase are valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Trustees. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees, if such determination would materially impact a fund's net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices based on an active market;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data; or
   •     Level 3 valuation inputs consist of significant unobservable inputs such as a fund’s own assumptions.

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of February 28, 2009:

Valuation Inputs	Value of Investment Securities
Level 1 - Quoted Prices	-
Level 2 - Other Significant Observable Inputs	$ 196,416,195
Level 3 - Significant Unobservable Inputs	-
$ 196,416,195

3. Federal Tax Information

As of February 28, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$ 254,585,874
Gross tax appreciation of investments	$ 982,968
Gross tax depreciation of investments	(59,152,647)
Net tax appreciation (depreciation) of investments	$ (58,169,679)

The cost of investment for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule.  It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes.  More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	AMERICAN CENTURY MUNICIPAL TRUST

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	April 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	April 23, 2009

By:	/s/ Robert J. Leach
	Name:	Robert J. Leach
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	April 23, 2009